UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Stock Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Stock Fund

Eaton Vance
Stock Fund
June 30, 2022
Performance

Portfolio Manager(s) Charles B. Gaffney
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2001	11/01/2001	(18.86)%	(12.17)%	10.47%	12.23%
Class A with 5.25% Maximum Sales Charge	—	—	(23.13)	(16.78)	9.29	11.63
Class C at NAV	10/01/2009	11/01/2001	(19.20)	(12.85)	9.65	11.56
Class C with 1% Maximum Sales Charge	—	—	(20.01)	(13.62)	9.65	11.56
Class I at NAV	09/03/2008	11/01/2001	(18.77)	(11.96)	10.75	12.52

S&P 500® Index	—	—	(19.96)%	(10.62)%	11.30%	12.95%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.05%	1.80%	0.80%
Net	0.98	1.73	0.73
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Stock Fund
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
Top 10 Holdings (% of net assets)*
Microsoft Corp.	6.5%
Apple, Inc.	6.1
Alphabet, Inc., Class C	5.6
Amazon.com, Inc.	3.8
AbbVie, Inc.	2.8
Coca-Cola Co. (The)	2.8
Elevance Health, Inc.	2.4
NextEra Energy, Inc.	2.3
Visa, Inc., Class A	2.3
Bristol-Myers Squibb Co.	2.2
Total	36.8%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
*	Excludes cash and cash equivalents.
3

Eaton Vance
Stock Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Stock Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 811.40	$4.40**	0.98%
Class C	$1,000.00	$ 808.00	$7.76**	1.73%
Class I	$1,000.00	$ 812.30	$3.28**	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.94	$4.91**	0.98%
Class C	$1,000.00	$1,016.22	$8.65**	1.73%
Class I	$1,000.00	$1,021.18	$3.66**	0.73%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Stock Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investment in Stock Portfolio, at value (identified cost $47,471,408)	$ 77,925,701
Receivable for Fund shares sold	45,769
Receivable from affiliate	12,998
Total assets	$77,984,468
Liabilities
Payable for Fund shares redeemed	$ 218,608
Payable to affiliates:
Distribution and service fees	14,746
Trustees' fees	125
Accrued expenses	10,664
Total liabilities	$ 244,143
Net Assets	$77,740,325
Sources of Net Assets
Paid-in capital	$ 46,013,949
Distributable earnings	31,726,376
Net Assets	$77,740,325
Class A Shares
Net Assets	$ 47,741,717
Shares Outstanding	2,440,017
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.57
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 20.65
Class C Shares
Net Assets	$ 5,548,269
Shares Outstanding	295,576
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 18.77
Class I Shares
Net Assets	$ 24,450,339
Shares Outstanding	1,247,063
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.61
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $848)	$ 630,872
Expenses allocated from Portfolio	(278,856)
Total investment income from Portfolio	$ 352,016
Expenses
Distribution and service fees:
Class A	$ 66,876
Class C	32,563
Trustees’ fees and expenses	250
Custodian fee	8,839
Transfer and dividend disbursing agent fees	19,205
Legal and accounting services	13,887
Printing and postage	10,081
Registration fees	25,775
Miscellaneous	1,795
Total expenses	$ 179,271
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 38,251
Total expense reductions	$ 38,251
Net expenses	$ 141,020
Net investment income	$ 210,996
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 1,798,092
Foreign currency transactions	(155)
Net realized gain	$ 1,797,937
Change in unrealized appreciation (depreciation):
Investments	$ (20,678,490)
Foreign currency	(955)
Net change in unrealized appreciation (depreciation)	$(20,679,445)
Net realized and unrealized loss	$(18,881,508)
Net decrease in net assets from operations	$(18,670,512)
7
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 210,996	$ 270,534
Net realized gain	1,797,937	16,202,784 (1)
Net change in unrealized appreciation (depreciation)	(20,679,445)	6,247,426
Net increase (decrease) in net assets from operations	$ (18,670,512)	$ 22,720,744
Distributions to shareholders:
Class A	$ —	$ (6,966,059)
Class C	—	(798,464)
Class I	—	(4,902,730)
Total distributions to shareholders	$ —	$ (12,667,253)
Transactions in shares of beneficial interest:
Class A	$ (2,217,638)	$ (4,464,898)
Class C	(461,077)	79,125
Class I	(2,188,924)	(12,213,338)
Net decrease in net assets from Fund share transactions	$ (4,867,639)	$ (16,599,111)
Other capital:
Portfolio transaction fee contributed to Portfolio	$ (78,267)	$ (68,869)
Portfolio transaction fee allocated from Portfolio	76,526	75,872
Net increase (decrease) in net assets from other capital	$ (1,741)	$ 7,003
Net decrease in net assets	$ (23,539,892)	$ (6,538,617)
Net Assets
At beginning of period	$101,280,217	$ 107,818,834
At end of period	$ 77,740,325	$101,280,217
(1)	Includes $394,517 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 24.120	$ 22.120	$ 19.110	$ 14.720	$ 17.490	$ 15.740
Income (Loss) From Operations
Net investment income(1)	$ 0.049	$ 0.049	$ 0.097	$ 0.114	$ 0.144	$ 0.178
Net realized and unrealized gain (loss)	(4.599)	4.959	3.346	5.023	(1.133)	2.933
Total income (loss) from operations	$ (4.550)	$ 5.008	$ 3.443	$ 5.137	$ (0.989)	$ 3.111
Less Distributions
From net investment income	$ —	$ (0.097)	$ (0.041)	$ (0.096)	$ (0.145)	$ (0.168)
From net realized gain	—	(2.913)	(0.392)	(0.653)	(1.637)	(1.191)
Total distributions	$ —	$ (3.010)	$ (0.433)	$ (0.749)	$ (1.782)	$ (1.359)
Portfolio transaction fee, net(1)	$ (0.000)(2)	$ 0.002	$ (0.000)(2)	$ 0.002	$ 0.001	$ (0.002)
Net asset value — End of period	$19.570	$24.120	$22.120	$19.110	$14.720	$17.490
Total Return(3)(4)	(18.86)% (5)	22.78%	18.22%	35.01%	(5.89)%	19.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 47,742	$ 61,304	$ 60,148	$ 53,153	$ 42,087	$ 51,999
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	0.98% (7)(8)	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income	0.46% (8)	0.20%	0.51%	0.65%	0.80%	1.05%
Portfolio Turnover of the Portfolio	31% (5)	44%	70%	55%	90%	101%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.09%, 0.07%, 0.10%, 0.12%, 0.12% and 0.13% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent the waivers and reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund's share of the Portfolio's allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(8)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 23.230	$ 21.400	$ 18.610	$ 14.380	$ 17.100	$ 15.420
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.031)	$ (0.130)	$ (0.040)	$ (0.018)	$ 0.008	$ 0.050
Net realized and unrealized gain (loss)	(4.429)	4.784	3.235	4.899	(1.096)	2.851
Total income (loss) from operations	$ (4.460)	$ 4.654	$ 3.195	$ 4.881	$ (1.088)	$ 2.901
Less Distributions
From net investment income	$ —	$ —	$ (0.013)	$ —	$ (0.010)	$ (0.028)
From net realized gain	—	(2.826)	(0.392)	(0.653)	(1.623)	(1.191)
Total distributions	$ —	$ (2.826)	$ (0.405)	$ (0.653)	$ (1.633)	$ (1.219)
Portfolio transaction fee, net(1)	$ (0.000)(2)	$ 0.002	$ (0.000)(2)	$ 0.002	$ 0.001	$ (0.002)
Net asset value — End of period	$18.770	$23.230	$21.400	$18.610	$14.380	$17.100
Total Return(3)(4)	(19.20)% (5)	21.88%	17.36%	34.04%	(6.60)%	18.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,548	$ 7,418	$ 6,728	$ 11,418	$ 11,627	$ 16,196
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.73% (7)(8)	1.73%	1.73%	1.73%	1.73%	1.73%
Net investment income (loss)	(0.30)% (8)	(0.55)%	(0.22)%	(0.11)%	0.05%	0.30%
Portfolio Turnover of the Portfolio	31% (5)	44%	70%	55%	90%	101%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.09%, 0.07%, 0.10%, 0.12%, 0.12% and 0.13% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent the waivers and reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund's share of the Portfolio's allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(8)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 24.140	$ 22.130	$ 19.110	$ 14.720	$ 17.490	$ 15.750
Income (Loss) From Operations
Net investment income(1)	$ 0.076	$ 0.110	$ 0.146	$ 0.158	$ 0.190	$ 0.219
Net realized and unrealized gain (loss)	(4.606)	4.974	3.354	5.023	(1.132)	2.931
Total income (loss) from operations	$ (4.530)	$ 5.084	$ 3.500	$ 5.181	$ (0.942)	$ 3.150
Less Distributions
From net investment income	$ —	$ (0.163)	$ (0.088)	$ (0.140)	$ (0.192)	$ (0.217)
From net realized gain	—	(2.913)	(0.392)	(0.653)	(1.637)	(1.191)
Total distributions	$ —	$ (3.076)	$ (0.480)	$ (0.793)	$ (1.829)	$ (1.408)
Portfolio transaction fee, net(1)	$ (0.000)(2)	$ 0.002	$ (0.000)(2)	$ 0.002	$ 0.001	$ (0.002)
Net asset value — End of period	$19.610	$24.140	$22.130	$19.110	$14.720	$17.490
Total Return(3)(4)	(18.77)% (5)	23.12%	18.52%	35.32%	(5.63)%	20.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 24,450	$ 32,558	$ 40,943	$ 37,375	$ 29,455	$ 35,068
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	0.73% (7)(8)	(0.73)%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.70% (8)	0.45%	0.76%	0.89%	1.06%	1.28%
Portfolio Turnover of the Portfolio	31% (5)	44%	70%	55%	90%	101%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.09%, 0.07%, 0.10%, 0.12%, 0.12% and 0.13% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent the waivers and reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund's share of the Portfolio's allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(8)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.1% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Stock Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2023. Pursuant to this agreement, EVM was allocated $38,251 of the Fund’s operating expenses for the six months ended June 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $4,975 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $523 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4)
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $66,876 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2022, the Fund paid or accrued to EVD $24,422 for Class C shares.
13

Eaton Vance
Stock Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2022 amounted to $8,141 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended June 30, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $1,926,856 and $16,778,207, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	67,926	$ 1,503,240	87,276	$ 2,087,298
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	283,050	6,762,071
Redemptions	(175,299)	(3,853,834)	(561,982)	(13,638,219)
Converted from Class C shares	6,170	132,956	13,720	323,952
Net decrease	(101,203)	$(2,217,638)	(177,936)	$ (4,464,898)
Class C
Sales	32,019	$ 709,046	33,931	$ 778,431
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	34,686	798,464
Redemptions	(49,366)	(1,037,167)	(49,461)	(1,173,818)
Converted to Class A shares	(6,422)	(132,956)	(14,216)	(323,952)
Net increase (decrease)	(23,769)	$ (461,077)	4,940	$ 79,125
14

Eaton Vance
Stock Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	47,788	$ 1,056,378	177,151	$ 4,307,668
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	205,049	4,902,730
Redemptions	(149,214)	(3,245,302)	(883,434)	(21,423,736)
Net decrease	(101,426)	$(2,188,924)	(501,234)	$(12,213,338)
15

Stock Portfolio
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Auto Components — 0.6%
Aptiv PLC(1)	37,556	$ 3,345,113
		$ 3,345,113
Banks — 3.4%
PNC Financial Services Group, Inc. (The)	60,170	$ 9,493,021
Wells Fargo & Co.	278,210	10,897,486
		$ 20,390,507
Beverages — 4.1%
Coca-Cola Co. (The)	261,546	$ 16,453,859
Coca-Cola Europacific Partners PLC	150,560	7,770,401
		$ 24,224,260
Biotechnology — 2.8%
AbbVie, Inc.	109,716	$ 16,804,103
		$ 16,804,103
Capital Markets — 4.3%
Intercontinental Exchange, Inc.	115,304	$ 10,843,188
S&P Global, Inc.	24,536	8,270,104
Tradeweb Markets, Inc., Class A	93,229	6,362,880
		$ 25,476,172
Chemicals — 2.7%
Ecolab, Inc.	50,600	$ 7,780,256
FMC Corp.	77,500	8,293,275
		$ 16,073,531
Commercial Services & Supplies — 1.7%
Waste Management, Inc.	66,178	$ 10,123,910
		$ 10,123,910
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	245,300	$ 12,448,975
		$ 12,448,975
Electric Utilities — 2.3%
NextEra Energy, Inc.	179,340	$ 13,891,676
		$ 13,891,676
Security	Shares	Value
Electrical Equipment — 1.2%
AMETEK, Inc.	67,656	$ 7,434,718
		$ 7,434,718
Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity, Ltd.	70,500	$ 7,977,075
		$ 7,977,075
Energy Equipment & Services — 1.2%
Baker Hughes Co.	245,800	$ 7,096,246
		$ 7,096,246
Entertainment — 0.9%
Electronic Arts, Inc.	46,000	$ 5,595,900
		$ 5,595,900
Equity Real Estate Investment Trusts (REITs) — 3.9%
EastGroup Properties, Inc.	75,322	$ 11,624,444
Lamar Advertising Co., Class A	129,590	11,400,033
		$ 23,024,477
Food & Staples Retailing — 4.0%
Sysco Corp.	150,690	$ 12,764,950
Walmart, Inc.	88,400	10,747,672
		$ 23,512,622
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.(1)	227,036	$ 8,461,632
Teleflex, Inc.	11,600	2,851,860
		$ 11,313,492
Health Care Providers & Services — 2.4%
Elevance Health, Inc.	29,024	$ 14,006,402
		$ 14,006,402
Hotels, Restaurants & Leisure — 0.9%
Marriott International, Inc., Class A	41,528	$ 5,648,223
		$ 5,648,223
Insurance — 3.2%
Allstate Corp. (The)	100,600	$ 12,749,038
W.R. Berkley Corp.	88,100	6,013,706
		$ 18,762,744

16
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 5.6%
Alphabet, Inc., Class C(1)	15,189	$ 33,225,178
		$ 33,225,178
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)	214,720	$ 22,805,411
		$ 22,805,411
IT Services — 4.1%
Automatic Data Processing, Inc.	51,096	$ 10,732,204
Visa, Inc., Class A	69,730	13,729,140
		$ 24,461,344
Life Sciences Tools & Services — 4.0%
Danaher Corp.	47,992	$ 12,166,932
Thermo Fisher Scientific, Inc.	21,734	11,807,647
		$ 23,974,579
Machinery — 1.8%
Westinghouse Air Brake Technologies Corp.	128,000	$ 10,506,240
		$ 10,506,240
Multi-Utilities — 2.2%
Sempra Energy	85,500	$ 12,848,085
		$ 12,848,085
Oil, Gas & Consumable Fuels — 1.6%
ConocoPhillips	106,456	$ 9,560,813
		$ 9,560,813
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	169,900	$ 13,082,300
Eli Lilly & Co.	28,900	9,370,247
Pfizer, Inc.	94,100	4,933,663
		$ 27,386,210
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp.	97,290	$ 8,791,124
		$ 8,791,124
Road & Rail — 1.5%
Union Pacific Corp.	41,024	$ 8,749,599
		$ 8,749,599
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	70,386	$ 10,282,691
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	16,000	$ 6,818,400
Texas Instruments, Inc.	57,847	8,888,191
		$ 25,989,282
Software — 10.4%
Black Knight, Inc.(1)	94,000	$ 6,146,660
Fair Isaac Corp.(1)	15,200	6,093,680
Intuit, Inc.	13,554	5,224,254
Microsoft Corp.	151,398	38,883,548
VMware, Inc., Class A	49,100	5,596,418
		$ 61,944,560
Specialty Retail — 1.2%
TJX Cos., Inc. (The)	126,534	$ 7,066,924
		$ 7,066,924
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	267,084	$ 36,515,725
		$ 36,515,725
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc.(1)	55,908	$ 7,521,862
		$ 7,521,862
Total Common Stocks (identified cost $432,837,553)		$588,497,082

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	452,518	$ 452,518
Total Short-Term Investments (identified cost $452,518)		$ 452,518
Total Investments — 99.1% (identified cost $433,290,071)		$588,949,600
Other Assets, Less Liabilities — 0.9%		$ 5,542,635
Net Assets — 100.0%		$594,492,235
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

17
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $432,837,553)	$ 588,497,082
Affiliated investment, at value (identified cost $452,518)	452,518
Dividends receivable	747,053
Dividends receivable from affiliated investment	1,962
Receivable for investments sold	5,404,184
Tax reclaims receivable	88,523
Total assets	$595,191,322
Liabilities
Payable for investments purchased	$ 304,045
Payable to affiliates:
Investment adviser fee	299,050
Trustees' fees	10,185
Accrued expenses	85,807
Total liabilities	$ 699,087
Net Assets applicable to investors' interest in Portfolio	$594,492,235
18
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $7,008)	$ 4,994,859
Dividend income from affiliated investments	5,862
Total investment income	$ 5,000,721
Expenses
Investment adviser fee	$ 2,081,739
Trustees’ fees and expenses	20,256
Custodian fee	86,878
Legal and accounting services	25,713
Miscellaneous	7,443
Total expenses	$ 2,222,029
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 948
Total expense reductions	$ 948
Net expenses	$ 2,221,081
Net investment income	$ 2,779,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 14,807,244
Investment transactions - affiliated investment	2,363
Foreign currency transactions	(1,188)
Net realized gain	$ 14,808,419
Change in unrealized appreciation (depreciation):
Investments	$ (163,408,810)
Foreign currency	(7,646)
Net change in unrealized appreciation (depreciation)	$(163,416,456)
Net realized and unrealized loss	$(148,608,037)
Net decrease in net assets from operations	$(145,828,397)
19
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,779,640	$ 4,613,543
Net realized gain	14,808,419	123,837,212 (1)
Net change in unrealized appreciation (depreciation)	(163,416,456)	46,443,015
Net increase (decrease) in net assets from operations	$(145,828,397)	$ 174,893,770
Capital transactions:
Contributions	$ 2,676,186	$ 23,356,815
Withdrawals	(134,275,537)	(131,961,931)
Portfolio transaction fee	610,437	574,923
Net decrease in net assets from capital transactions	$(130,988,914)	$(108,030,193)
Net increase (decrease) in net assets	$(276,817,311)	$ 66,863,577
Net Assets
At beginning of period	$ 871,309,546	$ 804,445,969
At end of period	$ 594,492,235	$ 871,309,546
(1)	Includes $3,096,043 of net realized gains from redemptions in-kind.
20
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	0.63% (1)(2)	0.63%	0.64%	0.63%	0.64%	0.64%
Net investment income	0.79% (1)	0.55%	0.84%	0.99%	1.14%	1.38%
Portfolio Turnover	31% (3)	44%	70%	55%	90%	101%
Total Return	(18.72)% (3)	23.21%	18.61%	35.47%	(5.57)%	20.31%
Net assets, end of period (000’s omitted)	$594,492	$871,310	$804,446	$683,548	$516,615	$647,405
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(3)	Not annualized.
21
See Notes to Financial Statements.

Stock Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2022, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 13.1%, 0.2% and 86.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized
22

Stock Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2022, the Portfolio's investment adviser fee amounted to $2,081,739 or 0.59% (annualized) of the Portfolio’s average daily net assets.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $948 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
23

Stock Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $218,173,659 and $307,889,520, respectively, for the six months ended June 30, 2022.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 434,925,680
Gross unrealized appreciation	$ 172,737,860
Gross unrealized depreciation	(18,713,940)
Net unrealized appreciation	$ 154,023,920
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
6  Investments in Affiliated Funds
At June 30, 2022, the value of the Portfolio's investment in affiliated funds was $452,518, which represents 0.1% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,248,476	$51,152,522	$(53,403,361)	$ 2,363	$ —	$ —	$ 588	—
Liquidity Fund	—	20,631,636	(20,179,118)	—	—	452,518	5,274	452,518
Total				$2,363	$ —	$452,518	$5,862
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
24

Stock Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 588,497,082*	$ —	$ —	$ 588,497,082
Short-Term Investments	452,518	—	—	452,518
Total Investments	$588,949,600	$ —	$ —	$588,949,600
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
25

Eaton Vance
Stock Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
26

Eaton Vance
Stock Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Stock Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Stock Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
27

Eaton Vance
Stock Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
28

Eaton Vance
Stock Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
29

Eaton Vance
Stock Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
30

Eaton Vance
Stock Fund
June 30, 2022
Officers and Trustees

Officers of Eaton Vance Stock Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Stock Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Stock Fund and Stock Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
31

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
32

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
34

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This Page Intentionally Left Blank

Investment Adviser of Stock Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Stock Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724    6.30.22

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2022
Performance

Portfolio Manager(s) Yana S. Barton, CFA and Kenneth D. Zinner, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/28/1996	03/29/1966	(22.34)%	(15.60)%	10.38%	11.98%
Class A with 5.25% Maximum Sales Charge	—	—	(26.42)	(20.04)	9.19	11.37
Class C at NAV	08/02/1996	03/29/1966	(22.63)	(16.23)	9.55	11.30
Class C with 1% Maximum Sales Charge	—	—	(23.40)	(17.07)	9.55	11.30
Class I at NAV	07/02/1999	03/29/1966	(22.25)	(15.39)	10.65	12.25

S&P 500® Index	—	—	(19.96)%	(10.62)%	11.30%	12.95%
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/28/1996	03/29/1966	(15.67)%	10.21%	11.76%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(9.15)	8.57	10.27
Class C After Taxes on Distributions	08/02/1996	03/29/1966	(16.23)	9.53	11.21
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(9.61)	7.89	9.71
Class I After Taxes on Distributions	07/02/1999	03/29/1966	(15.50)	10.41	11.96
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	(8.95)	8.79	10.49
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.73%	1.48%	0.48%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2022
Performance

Portfolio Manager(s) Yana S. Barton, CFA and Kenneth D. Zinner, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/28/2001	03/29/1966	(22.40)%	(15.74)%	10.21%	11.80%
Class A with 5.25% Maximum Sales Charge	—	—	(26.48)	(20.17)	9.03	11.20
Class C at NAV	02/28/2001	03/29/1966	(22.69)	(16.37)	9.39	11.13
Class C with 1% Maximum Sales Charge	—	—	(23.46)	(17.20)	9.39	11.13
Class I at NAV	02/28/2001	03/29/1966	(22.30)	(15.52)	10.48	12.08

S&P 500® Index	—	—	(19.96)%	(10.62)%	11.30%	12.95%
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	02/28/2001	03/29/1966	(15.77)%	10.08%	11.62%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(9.28)	8.43	10.12
Class C After Taxes on Distributions	02/28/2001	03/29/1966	(16.37)	9.39	11.08
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(9.69)	7.76	9.57
Class I After Taxes on Distributions	02/28/2001	03/29/1966	(15.58)	10.29	11.84
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	(9.09)	8.65	10.35
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.88%	1.63%	0.63%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
Top 10 Holdings (% of net assets)*
Apple, Inc.	6.6%
Microsoft Corp.	4.3
Amazon.com, Inc.	3.1
Alphabet, Inc., Class C	3.0
Alphabet, Inc., Class A	2.3
Eli Lilly & Co.	2.3
Berkshire Hathaway, Inc., Class B	1.8
UnitedHealth Group, Inc.	1.7
JPMorgan Chase & Co.	1.6
Johnson & Johnson	1.6
Total	28.3%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
*	Excludes cash and cash equivalents.
4

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
5

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 776.60	$3.26	0.74%
Class C	$1,000.00	$ 773.70	$6.55	1.49%
Class I	$1,000.00	$ 777.50	$2.16	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.13	$3.71	0.74%
Class C	$1,000.00	$1,017.41	$7.45	1.49%
Class I	$1,000.00	$1,022.37	$2.46	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. The example reflects the expenses of both the Fund and the Portfolio.
6

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 776.00	$3.92	0.89%
Class C	$1,000.00	$ 773.10	$7.21	1.64%
Class I	$1,000.00	$ 777.00	$2.82	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.38	$4.46	0.89%
Class C	$1,000.00	$1,016.66	$8.20	1.64%
Class I	$1,000.00	$1,021.62	$3.21	0.64%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.
7

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Statements of Assets and Liabilities (Unaudited)

	June 30, 2022
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost $276,942,369 and $318,989,229, respectively)	$ 1,839,414,386	$ 988,256,600
Receivable for Fund shares sold	618,887	388,823
Total assets	$1,840,033,273	$988,645,423
Liabilities
Payable for Fund shares redeemed	$ 869,894	$ 429,921
Payable to affiliates:
Administration fee	—	125,569
Distribution and service fees	344,372	183,248
Trustees' fees	125	125
Accrued expenses	257,056	147,877
Total liabilities	$ 1,471,447	$ 886,740
Net Assets	$1,838,561,826	$987,758,683
Sources of Net Assets
Paid-in capital	$ 1,168,675,376	$ 803,828,613
Distributable earnings	669,886,450	183,930,070
Net Assets	$1,838,561,826	$987,758,683
Class A Shares
Net Assets	$ 1,600,895,510	$ 686,637,363
Shares Outstanding	21,975,043	20,970,406
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 72.85	$ 32.74
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 76.89	$ 34.55
Class C Shares
Net Assets	$ 6,134,110	$ 44,616,622
Shares Outstanding	94,479	1,417,140
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 64.93	$ 31.48
Class I Shares
Net Assets	$ 231,532,206	$ 256,504,698
Shares Outstanding	3,407,912	7,805,071
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 67.94	$ 32.86
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Statements of Operations (Unaudited)

	Six Months Ended June 30, 2022
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes, $121,214 and $64,842, respectively)	$ 13,591,369	$ 7,272,118
Expenses allocated from Portfolio	(4,495,273)	(2,404,249)
Total investment income from Portfolio	$ 9,096,096	$ 4,867,869
Expenses
Administration fee	$ —	$ 843,544
Distribution and service fees:
Class A	2,291,342	978,195
Class C	36,773	260,581
Trustees’ fees and expenses	250	250
Custodian fee	31,081	30,961
Transfer and dividend disbursing agent fees	389,183	183,260
Professional fees	27,672	21,602
Printing and postage	46,579	27,063
Registration fees	26,135	28,377
Miscellaneous	83,646	45,506
Total expenses	$ 2,932,661	$ 2,419,339
Net investment income	$ 6,163,435	$ 2,448,530
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions(1)	$ 23,476,088	$ 12,539,569
Foreign currency transactions	(288)	(154)
Net realized gain	$ 23,475,800	$ 12,539,415
Change in unrealized appreciation (depreciation):
Investments	$ (563,887,121)	$ (301,366,912)
Foreign currency	(2,056)	(224)
Net change in unrealized appreciation (depreciation)	$(563,889,177)	$(301,367,136)
Net realized and unrealized loss	$(540,413,377)	$(288,827,721)
Net decrease in net assets from operations	$(534,249,942)	$(286,379,191)
(1)	Include $26,408,132 and $14,034,740 respectively, of net realized gains from redemptions in-kind.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Statements of Changes in Net Assets

	Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,163,435	$ 9,431,664
Net realized gain	23,475,800	46,671,752
Net change in unrealized appreciation (depreciation)	(563,889,177)	433,126,776
Net increase (decrease) in net assets from operations	$ (534,249,942)	$ 489,230,192
Distributions to shareholders:
Class A	$ —	$ (7,411,870)
Class I	—	(1,860,413)
Total distributions to shareholders	$ —	$ (9,272,283)
Transactions in shares of beneficial interest:
Class A	$ (41,342,984)	$ (97,765,930)
Class C	(764,124)	(2,693,295)
Class I	236,541	13,483,099
Net decrease in net assets from Fund share transactions	$ (41,870,567)	$ (86,976,126)
Net increase (decrease) in net assets	$ (576,120,509)	$ 392,981,783
Net Assets
At beginning of period	$ 2,414,682,335	$ 2,021,700,552
At end of period	$1,838,561,826	$2,414,682,335
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Statements of Changes in Net Assets — continued

	Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,448,530	$ 3,131,320
Net realized gain	12,539,415	24,381,314
Net change in unrealized appreciation (depreciation)	(301,367,136)	226,164,248
Net increase (decrease) in net assets from operations	$ (286,379,191)	$ 253,676,882
Distributions to shareholders:
Class A	$ —	$ (1,456,093)
Class I	—	(1,274,812)
Total distributions to shareholders	$ —	$ (2,730,905)
Transactions in shares of beneficial interest:
Class A	$ (8,798,518)	$ (18,053,211)
Class C	(3,390,350)	(4,777,313)
Class I	3,447,733	7,028,654
Net decrease in net assets from Fund share transactions	$ (8,741,135)	$ (15,801,870)
Net increase (decrease) in net assets	$ (295,120,326)	$ 235,144,107
Net Assets
At beginning of period	$1,282,879,009	$ 1,047,734,902
At end of period	$ 987,758,683	$1,282,879,009
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 93.810	$ 75.510	$ 61.750	$ 48.150	$ 51.300	$ 42.300
Income (Loss) From Operations
Net investment income(1)	$ 0.230	$ 0.338	$ 0.481	$ 0.539	$ 0.491	$ 0.467
Net realized and unrealized gain (loss)	(21.190)	18.292	13.748	13.572	(3.192)	8.982
Total income (loss) from operations	$ (20.960)	$ 18.630	$ 14.229	$ 14.111	$ (2.701)	$ 9.449
Less Distributions
From net investment income	$ —	$ (0.330)	$ (0.469)	$ (0.511)	$ (0.449)	$ (0.449)
Total distributions	$ —	$ (0.330)	$ (0.469)	$ (0.511)	$ (0.449)	$ (0.449)
Net asset value — End of period	$ 72.850	$ 93.810	$ 75.510	$ 61.750	$ 48.150	$ 51.300
Total Return(2)	(22.34)% (3)	24.68%	23.05%	29.45%	(5.36)%	22.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,600,896	$2,108,253	$1,784,383	$1,565,795	$1,116,349	$1,257,823
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.74% (5)(6)	0.73%	0.76%	0.78%	0.79%	0.79%
Net investment income	0.56% (6)	0.40%	0.77%	0.96%	0.92%	1.00%
Portfolio Turnover of the Portfolio(7)	1% (3)	1%	1%	1%	1%	0% (8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 4%, 6%, 6%, 6% and 5% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Amount is less than 0.5%.
12
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 83.920	$ 67.810	$ 55.530	$ 43.280	$ 46.100	$ 38.040
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.073)	$ (0.268)	$ 0.015	$ (0.018)	$ 0.082	$ 0.114
Net realized and unrealized gain (loss)	(18.917)	16.378	12.265	12.268	(2.832)	8.047
Total income (loss) from operations	$(18.990)	$16.110	$12.280	$12.250	$ (2.750)	$ 8.161
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ (0.070)	$ (0.101)
Total distributions	$ —	$ —	$ —	$ —	$ (0.070)	$ (0.101)
Net asset value — End of period	$ 64.930	$83.920	$67.810	$55.530	$ 43.280	$ 46.100
Total Return(2)	(22.63)% (3)	23.76%	22.11%	28.34%	(5.99)%	21.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,134	$ 8,801	$ 9,517	$ 13,730	$202,974	$248,201
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.49% (5)(6)	1.48%	1.51%	1.55%	1.54%	1.54%
Net investment income (loss)	(0.20)% (6)	(0.35)%	0.03%	(0.04)%	0.17%	0.27%
Portfolio Turnover of the Portfolio(7)	1% (3)	1%	1%	1%	1%	0% (8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 4%, 6%, 6%, 6% and 5% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Amount is less than 0.5%.
13
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 87.380	$ 70.350	$ 57.570	$ 44.920	$ 47.920	$ 39.530
Income (Loss) From Operations
Net investment income(1)	$ 0.310	$ 0.514	$ 0.594	$ 0.628	$ 0.584	$ 0.542
Net realized and unrealized gain (loss)	(19.750)	17.064	12.817	12.675	(2.996)	8.414
Total income (loss) from operations	$ (19.440)	$ 17.578	$ 13.411	$ 13.303	$ (2.412)	$ 8.956
Less Distributions
From net investment income	$ —	$ (0.548)	$ (0.631)	$ (0.653)	$ (0.588)	$ (0.566)
Total distributions	$ —	$ (0.548)	$ (0.631)	$ (0.653)	$ (0.588)	$ (0.566)
Net asset value — End of period	$ 67.940	$ 87.380	$ 70.350	$ 57.570	$ 44.920	$ 47.920
Total Return(2)	(22.25)% (3)	25.00%	23.31%	29.74%	(5.11)%	22.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$231,532	$297,628	$227,801	$183,702	$136,976	$114,276
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.49% (5)(6)	0.48%	0.51%	0.53%	0.54%	0.54%
Net investment income	0.81% (6)	0.64%	1.01%	1.20%	1.17%	1.24%
Portfolio Turnover of the Portfolio(7)	1% (3)	1%	1%	1%	1%	0% (8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 4%, 6%, 6%, 6% and 5% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Amount is less than 0.5%.
14
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 42.190	$ 33.950	$ 27.770	$ 21.650	$ 23.060	$ 19.020
Income (Loss) From Operations
Net investment income(1)	$ 0.075	$ 0.093	$ 0.171	$ 0.205	$ 0.184	$ 0.177
Net realized and unrealized gain (loss)	(9.525)	8.216	6.171	6.108	(1.432)	4.035
Total income (loss) from operations	$ (9.450)	$ 8.309	$ 6.342	$ 6.313	$ (1.248)	$ 4.212
Less Distributions
From net investment income	$ —	$ (0.069)	$ (0.162)	$ (0.193)	$ (0.162)	$ (0.172)
Total distributions	$ —	$ (0.069)	$ (0.162)	$ (0.193)	$ (0.162)	$ (0.172)
Net asset value — End of period	$ 32.740	$ 42.190	$ 33.950	$ 27.770	$ 21.650	$ 23.060
Total Return(2)	(22.40)% (3)	24.48%	22.84%	29.28%	(5.50)%	22.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$686,637	$894,809	$736,814	$629,530	$427,333	$472,741
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.89% (5)(6)	0.88%	0.92%	0.93%	0.94%	0.95%
Net investment income	0.41% (6)	0.24%	0.61%	0.81%	0.77%	0.84%
Portfolio Turnover of the Portfolio(7)	1% (3)	1%	1%	1%	1%	0% (8)
Portfolio Turnover of the Fund(9)	—	—	—	—	—	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 4%, 6%, 6%, 6% and 5% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Amount is less than 0.5%.
(9)	Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.
15
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 40.720	$ 32.960	$ 27.030	$ 21.080	$ 22.460	$ 18.530
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.062)	$ (0.188)	$ (0.037)	$ 0.003	$ 0.004	$ 0.022
Net realized and unrealized gain (loss)	(9.178)	7.948	5.967	5.947	(1.384)	3.912
Total income (loss) from operations	$ (9.240)	$ 7.760	$ 5.930	$ 5.950	$ (1.380)	$ 3.934
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ —	$ (0.004)
Total distributions	$ —	$ —	$ —	$ —	$ —	$ (0.004)
Net asset value — End of period	$31.480	$40.720	$32.960	$27.030	$ 21.080	$ 22.460
Total Return(2)	(22.69)% (3)	23.54%	21.94%	28.22%	(6.14)%	21.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 44,617	$ 61,484	$ 54,119	$ 61,397	$142,020	$173,289
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.64% (5)(6)	1.63%	1.67%	1.68%	1.69%	1.70%
Net investment income (loss)	(0.35)% (6)	(0.51)%	(0.14)%	0.01%	0.02%	0.11%
Portfolio Turnover of the Portfolio(7)	1% (3)	1%	1%	1%	1%	0% (8)
Portfolio Turnover of the Fund(9)	—	—	—	—	—	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 4%, 6%, 6%, 6% and 5% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Amount is less than 0.5%.
(9)	Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.
16
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 42.290	$ 34.030	$ 27.830	$ 21.690	$ 23.110	$ 19.060
Income (Loss) From Operations
Net investment income(1)	$ 0.122	$ 0.190	$ 0.242	$ 0.266	$ 0.244	$ 0.229
Net realized and unrealized gain (loss)	(9.552)	8.235	6.192	6.130	(1.439)	4.046
Total income (loss) from operations	$ (9.430)	$ 8.425	$ 6.434	$ 6.396	$ (1.195)	$ 4.275
Less Distributions
From net investment income	$ —	$ (0.165)	$ (0.234)	$ (0.256)	$ (0.225)	$ (0.225)
Total distributions	$ —	$ (0.165)	$ (0.234)	$ (0.256)	$ (0.225)	$ (0.225)
Net asset value — End of period	$ 32.860	$ 42.290	$ 34.030	$ 27.830	$ 21.690	$ 23.110
Total Return(2)	(22.30)% (3)	24.77%	23.13%	29.61%	(5.25)%	22.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$256,505	$326,586	$256,802	$223,771	$154,772	$134,355
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.64% (5)(6)	0.63%	0.67%	0.68%	0.69%	0.70%
Net investment income	0.66% (6)	0.49%	0.85%	1.05%	1.02%	1.09%
Portfolio Turnover of the Portfolio(7)	1% (3)	1%	1%	1%	1%	0% (8)
Portfolio Turnover of the Fund(9)	—	—	—	—	—	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 4%, 6%, 6%, 6% and 5% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Amount is less than 0.5%.
(9)	Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.
17
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (6.1% and 3.3% for Tax- Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2022). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—Each Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
18

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2021, the Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the respective Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Deferred capital losses:
Short-term	$1,427,986	$7,133
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each of the Funds. The investment adviser fee is computed at an annual rate as a percentage of each Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion but less than $30 billion	0.3800%
$30 billion but less than $35 billion	0.3700%
$35 billion but less than $45 billion	0.3650%
$45 billion and over	0.3600%
Pursuant to an amendment to the investment advisory agreement effective July 1, 2022, EVM contractually agreed to reduce its investment adviser fee rate of the average daily net asset of $30 billion and over to the rates as stated above. For the six months ended June 30, 2022, the Funds incurred no investment adviser fee on such assets. To the extent each Fund’s assets are invested in the Portfolio, each Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the administrator of the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and an administration fee computed at an annual rate of 0.15% of average daily net assets from Tax- Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2022, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $843,544.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds' principal underwriter, received a portion of the sales charge on sales of Class A shares of the
19

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended June 30, 2022 were as follows:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
EVM's Sub-Transfer Agent Fees	$110,886	$40,138
EVD's Class A Sales Charges	$ 7,456	$24,993
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ 1,656	$ 4,881
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 for Class A shares amounted to the following:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class A Distribution and Service Fees	$2,291,342	$978,195
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2022, the Funds paid or accrued to EVD the following distribution fees for Class shares:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class C Distribution Fees	$27,580	$195,436
Pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2022 amounted to the following for Class shares:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class C Service Fees	$9,193	$65,145
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
20

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class A	$ —	$ 900
Class C	$ —	$1,300
6  Investment Transactions
For the six months ended June 30, 2022, increases and decreases in each Fund's investment in the Portfolio aggregated, as follows:
Fund	Increases	Decreases
Tax-Managed Growth Fund 1.1	$ 319,824	$45,456,311
Tax-Managed Growth Fund 1.2	$10,192,956	$21,422,562
Decreases in each Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:
Fund	Redemptions in-kind
Tax-Managed Growth Fund 1.1	$36,265,869
Tax-Managed Growth Fund 1.2	$12,214,237
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:
Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2022 (Unaudited)			Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	64,194	$ 5,345,321	104,923	$ 9,089,612
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	68,850	6,330,080
Redemptions	(569,079)	(47,173,749)	(1,349,293)	(114,834,731)
Converted from Class C shares	5,770	485,444	19,389	1,649,109
Net decrease	(499,115)	$(41,342,984)	(1,156,131)	$ (97,765,930)
21

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.1 (continued)
	Six Months Ended June 30, 2022 (Unaudited)			Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	1,343	$ 99,485	3,103	$ 235,001
Redemptions	(5,285)	(378,165)	(16,890)	(1,279,187)
Converted to Class A shares	(6,461)	(485,444)	(21,672)	(1,649,109)
Net decrease	(10,403)	$ (764,124)	(35,459)	$ (2,693,295)
Class I
Sales	604,310	$ 46,550,922	1,383,116	$ 109,752,215
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	18,295	1,566,582
Redemptions	(602,719)	(46,314,381)	(1,233,101)	(97,835,698)
Net increase	1,591	$ 236,541	168,310	$ 13,483,099
Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2022 (Unaudited)			Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	368,912	$ 14,026,360	773,549	$ 30,288,718
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	31,337	1,295,778
Redemptions	(658,267)	(24,711,446)	(1,420,350)	(54,225,772)
Converted from Class C shares	51,445	1,886,568	121,263	4,588,065
Net decrease	(237,910)	$ (8,798,518)	(494,201)	$(18,053,211)
Class C
Sales	94,701	$ 3,370,422	227,686	$ 8,513,688
Redemptions	(134,078)	(4,874,204)	(234,470)	(8,702,936)
Converted to Class A shares	(53,417)	(1,886,568)	(125,337)	(4,588,065)
Net decrease	(92,794)	$ (3,390,350)	(132,121)	$ (4,777,313)
Class I
Sales	996,590	$ 37,574,375	1,738,618	$ 66,445,259
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	28,099	1,164,723
Redemptions	(913,297)	(34,126,642)	(1,592,099)	(60,581,328)
Net increase	83,293	$ 3,447,733	174,618	$ 7,028,654
22

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)(1)	882,797	$ 120,696,006
General Dynamics Corp.	117,303	25,953,289
Hexcel Corp.	107,007	5,597,536
Howmet Aerospace, Inc.	4	126
Huntington Ingalls Industries, Inc.	2,300	500,986
L3Harris Technologies, Inc.	8,540	2,064,118
Lockheed Martin Corp.	140,936	60,596,842
Northrop Grumman Corp.	75,863	36,305,756
Raytheon Technologies Corp.	1,478,141	142,064,131
Textron, Inc.	9,462	577,844
TransDigm Group, Inc.(1)	3,386	1,817,165
		$ 396,173,799
Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	221,622	$ 22,465,822
Expeditors International of Washington, Inc.	22,997	2,241,288
FedEx Corp.	359,477	81,497,031
GXO Logistics, Inc.(1)	97,791	4,231,416
United Parcel Service, Inc., Class B	1,344,506	245,426,125
		$ 355,861,682
Airlines — 0.0%(2)
American Airlines Group, Inc.(1)	61,732	$ 782,762
Delta Air Lines, Inc.(1)	61,964	1,795,097
Southwest Airlines Co.(1)	28,371	1,024,760
		$ 3,602,619
Auto Components — 0.5%
Adient PLC(1)	1,760	$ 52,149
Aptiv PLC(1)	1,022,078	91,036,488
BorgWarner, Inc.	800	26,696
Dorman Products, Inc.(1)	20,730	2,274,288
Fox Factory Holding Corp.(1)	800	64,432
Garrett Motion, Inc.(1)	6,726	51,992
Gentex Corp.	1,443,192	40,366,080
		$ 133,872,125
Automobiles — 0.5%
Ford Motor Co.	1,219,179	$ 13,569,462
General Motors Co.(1)	96,097	3,052,041
Harley-Davidson, Inc.	800	25,328
Mercedes-Benz Group AG	18,000	1,048,500
Security	Shares	Value
Automobiles (continued)
Tesla, Inc.(1)	181,741	$ 122,388,024
Toyota Motor Corp. ADR	5,100	786,267
		$ 140,869,622
Banks — 3.8%
Bank of America Corp.	4,580,104	$ 142,578,638
Bank of Hawaii Corp.	557	41,441
Bank of Montreal	4	385
Citigroup, Inc.	943,639	43,397,958
Commerce Bancshares, Inc.	79,477	5,217,665
CVB Financial Corp.	608,432	15,095,198
Fifth Third Bancorp	1,779,061	59,776,450
First Citizens BancShares, Inc., Class A	92	60,148
First Republic Bank	2,010	289,842
Glacier Bancorp, Inc.	40,000	1,896,800
HSBC Holdings PLC	220,592	1,443,240
HSBC Holdings PLC ADR	424	13,852
Huntington Bancshares, Inc.	144,510	1,738,455
ING Groep NV ADR	125	1,240
JPMorgan Chase & Co.	4,278,108	481,757,742
KeyCorp	72,748	1,253,448
Live Oak Bancshares, Inc.	15,000	508,350
M&T Bank Corp.	122,870	19,584,249
Pinnacle Financial Partners, Inc.	34,686	2,508,145
PNC Financial Services Group, Inc. (The)	128,442	20,264,294
Regions Financial Corp.	762,628	14,299,275
Signature Bank	3,359	601,966
Societe Generale S.A.	405,793	8,971,959
SVB Financial Group(1)	31,685	12,515,258
Synovus Financial Corp.	37	1,334
Toronto-Dominion Bank (The)	569	37,315
Truist Financial Corp.	1,744,481	82,740,734
U.S. Bancorp	1,120,019	51,543,274
Webster Financial Corp.	83,390	3,514,888
Wells Fargo & Co.	3,756,768	147,152,603
Western Alliance Bancorp	23,987	1,693,482
Zions Bancorp N.A.	53,870	2,741,983
		$ 1,123,241,611
Beverages — 2.3%
Anheuser-Busch InBev SA/NV ADR	75,379	$ 4,066,697
Boston Beer Co., Inc. (The), Class A(1)	4,730	1,433,048
Brown-Forman Corp., Class A	17,399	1,176,868
Brown-Forman Corp., Class B	420,049	29,470,638
Coca-Cola Co. (The)	3,972,834	249,930,987
Constellation Brands, Inc., Class A	118,245	27,558,180

23
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Beverages (continued)
Diageo PLC ADR	9,771	$ 1,701,327
Keurig Dr Pepper, Inc.	21,979	777,837
Molson Coors Beverage Co., Class B	55,737	3,038,224
Monster Beverage Corp.(1)	176,096	16,324,099
PepsiCo, Inc.	2,133,943	355,642,940
		$ 691,120,845
Biotechnology — 2.5%
2seventy bio, Inc.(1)	166	$ 2,191
AbbVie, Inc.	1,241,411	190,134,509
Agios Pharmaceuticals, Inc.(1)	74,972	1,662,129
Alkermes PLC(1)	5,000	148,950
Alnylam Pharmaceuticals, Inc.(1)	9,409	1,372,303
Amgen, Inc.	703,569	171,178,338
argenx SE ADR(1)	308,910	117,039,821
Biogen, Inc.(1)	30,942	6,310,311
Bluebird Bio, Inc.(1)	500	2,070
Exact Sciences Corp.(1)	71,318	2,809,216
Gilead Sciences, Inc.	1,138,818	70,390,341
Incyte Corp.(1)	103,220	7,841,623
Moderna, Inc.(1)	343,592	49,082,117
Natera, Inc.(1)	14,283	506,189
Neurocrine Biosciences, Inc.(1)	219,845	21,430,491
Regeneron Pharmaceuticals, Inc.(1)	34,422	20,347,877
Seagen, Inc.(1)	5,662	1,001,834
Vertex Pharmaceuticals, Inc.(1)	348,982	98,339,638
		$ 759,599,948
Building Products — 0.5%
A.O. Smith Corp.	32,488	$ 1,776,444
Allegion PLC	123	12,042
Carlisle Cos., Inc.	71,809	17,134,345
Carrier Global Corp.	250,872	8,946,095
Fortune Brands Home & Security, Inc.	17,806	1,066,223
Johnson Controls International PLC	355,411	17,017,079
Lennox International, Inc.	381,979	78,913,042
Masco Corp.	38,836	1,965,102
Resideo Technologies, Inc.(1)	11,209	217,679
Trane Technologies PLC	63,367	8,229,472
Trex Co., Inc.(1)	3,070	167,069
		$ 135,444,592
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	58,916	$ 6,869,606
Ameriprise Financial, Inc.	93,679	22,265,625
Ares Management Corp., Class A	44,772	2,545,736
Security	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corp. (The)	676,857	$ 28,231,705
BlackRock, Inc.	49,012	29,850,269
Blackstone, Inc.	342,444	31,241,166
Brookfield Asset Management, Inc., Class A	272,575	12,121,410
Carlyle Group, Inc. (The)	457,373	14,480,429
Cboe Global Markets, Inc.	194,492	22,014,549
Charles Schwab Corp. (The)	3,316,507	209,536,912
CME Group, Inc.	247,535	50,670,415
FactSet Research Systems, Inc.	97,345	37,435,967
Federated Hermes, Inc., Class B	66,210	2,104,816
Franklin Resources, Inc.	211,191	4,922,862
Goldman Sachs Group, Inc. (The)	1,107,983	329,093,111
Intercontinental Exchange, Inc.	154,759	14,553,536
Invesco, Ltd.	11,064	178,462
LPL Financial Holdings, Inc.	160,206	29,554,803
Moody's Corp.	270,102	73,459,641
Morgan Stanley(3)	1,614,712	122,814,995
Morningstar, Inc.	4,694	1,135,150
MSCI, Inc.	10,000	4,121,500
Nasdaq, Inc.	79,247	12,088,337
Northern Trust Corp.	383,848	37,033,655
Raymond James Financial, Inc.	110,958	9,920,755
S&P Global, Inc.	313,058	105,519,330
SEI Investments Co.	159,600	8,621,592
State Street Corp.	211,989	13,069,122
Stifel Financial Corp.	120,010	6,722,960
T. Rowe Price Group, Inc.	381,586	43,351,985
UBS Group AG(1)	9	146
		$ 1,285,530,547
Chemicals — 1.1%
AdvanSix, Inc.	968	$ 32,370
Air Products and Chemicals, Inc.	25,995	6,251,277
Albemarle Corp.	100,158	20,931,019
Balchem Corp.	24,992	3,242,462
Cabot Corp.	16,510	1,053,173
Celanese Corp.	23,540	2,768,539
Chemours Co. (The)	147	4,707
Corteva, Inc.	240,471	13,019,100
Dow, Inc.	75,898	3,917,096
DuPont de Nemours, Inc.	497,084	27,627,929
Eastman Chemical Co.	1,062	95,336
Ecolab, Inc.	690,911	106,234,475
FMC Corp.	817	87,427
International Flavors & Fragrances, Inc.	5,000	595,600
Linde PLC	169,925	48,858,535

24
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	4,274	$ 373,804
NewMarket Corp.	3,923	1,180,666
Nutrien, Ltd.	10,927	870,773
PPG Industries, Inc.	415,052	47,457,046
RPM International, Inc.	3,433	270,246
Scotts Miracle-Gro Co. (The)	136	10,743
Sherwin-Williams Co. (The)	193,094	43,235,677
Westlake Corp.	1,000	98,020
		$ 328,216,020
Commercial Services & Supplies — 0.3%
Brady Corp., Class A	258	$ 12,188
Cintas Corp.	618	230,841
Copart, Inc.(1)	4,771	518,417
HNI Corp.	108,151	3,751,758
IAA, Inc.(1)	310	10,159
Republic Services, Inc.	4,227	553,187
Rollins, Inc.	60,814	2,123,625
Stericycle, Inc.(1)	8,000	350,800
Waste Connections, Inc.	115,655	14,336,594
Waste Management, Inc.	499,218	76,370,370
		$ 98,257,939
Communications Equipment — 1.8%
Arista Networks, Inc.(1)	4,031,876	$ 377,948,056
Cisco Systems, Inc.	3,602,531	153,611,922
Juniper Networks, Inc.	285,300	8,131,050
Motorola Solutions, Inc.	55,714	11,677,655
Nokia Oyj ADR	192	885
		$ 551,369,568
Construction & Engineering — 0.0%(2)
Comfort Systems USA, Inc.(4)	17,894	$ 1,487,142
Fluor Corp.(1)	3,250	79,105
MasTec, Inc.(1)	1,500	107,490
Quanta Services, Inc.	2,649	332,026
		$ 2,005,763
Construction Materials — 0.0%(2)
Vulcan Materials Co.	64,614	$ 9,181,649
		$ 9,181,649
Consumer Finance — 0.8%
American Express Co.	925,099	$ 128,237,224
Capital One Financial Corp.	70,766	7,373,110
Discover Financial Services	981,166	92,798,680
Security	Shares	Value
Consumer Finance (continued)
LendingClub Corp.(1)	15,938	$ 186,315
Synchrony Financial	78,799	2,176,428
		$ 230,771,757
Containers & Packaging — 0.1%
Amcor PLC	940,774	$ 11,693,821
AptarGroup, Inc.	65,000	6,708,650
Avery Dennison Corp.	5,508	891,580
Ball Corp.	63,819	4,388,833
Crown Holdings, Inc.	13,787	1,270,748
International Paper Co.	36,077	1,509,101
Packaging Corp. of America	13,103	1,801,662
Sealed Air Corp.	27,104	1,564,443
Sonoco Products Co.	2,297	131,021
WestRock Co.	22,073	879,388
		$ 30,839,247
Distributors — 0.0%(2)
Genuine Parts Co.	22,932	$ 3,049,956
LKQ Corp.	81,118	3,982,083
Pool Corp.	10,691	3,755,000
		$ 10,787,039
Diversified Consumer Services — 0.0%(2)
Bright Horizons Family Solutions, Inc.(1)	6,150	$ 519,798
H&R Block, Inc.	18,127	640,245
Service Corp. International	16,140	1,115,597
		$ 2,275,640
Diversified Financial Services — 2.6%
Apollo Global Management, Inc.	40,164	$ 1,947,151
Berkshire Hathaway, Inc., Class A(1)	605	247,414,750
Berkshire Hathaway, Inc., Class B(1)	1,981,546	541,001,689
		$ 790,363,590
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	1,208,047	$ 25,320,665
Liberty Latin America, Ltd., Class A(1)	1,546	12,059
Liberty Latin America, Ltd., Class C(1)	4,825	37,587
Lumen Technologies, Inc.	4,871	53,142
Verizon Communications, Inc.	941,701	47,791,326
		$ 73,214,779
Electric Utilities — 0.9%
ALLETE, Inc.	16,987	$ 998,496
American Electric Power Co., Inc.	236,565	22,696,046

25
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	10,429	$ 597,164
Duke Energy Corp.	866,908	92,941,207
Edison International	507,313	32,082,474
Entergy Corp.	2,640	297,370
Exelon Corp.	31,911	1,446,206
IDACORP, Inc.	140	14,829
NextEra Energy, Inc.	1,263,459	97,867,534
NRG Energy, Inc.	3,136	119,701
Portland General Electric Co.	20,000	966,600
PPL Corp.	2,700	73,251
Southern Co. (The)	78,747	5,615,449
Xcel Energy, Inc.	265,196	18,765,269
		$ 274,481,596
Electrical Equipment — 0.8%
Acuity Brands, Inc.	9,321	$ 1,435,807
AMETEK, Inc.	55,707	6,121,642
Eaton Corp. PLC	90,983	11,462,948
Emerson Electric Co.	2,075,510	165,086,066
Generac Holdings, Inc.(1)	46,116	9,711,107
Hubbell, Inc.	62,461	11,154,285
nVent Electric PLC	4	125
Rockwell Automation, Inc.	139,557	27,815,106
		$ 232,787,086
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	24,679	$ 1,588,834
Badger Meter, Inc.	4,500	364,005
CDW Corp.	144,442	22,758,282
Corning, Inc.	1,489,441	46,932,286
IPG Photonics Corp.(1)	17,003	1,600,493
Keysight Technologies, Inc.(1)	12,706	1,751,522
Knowles Corp.(1)	1	17
Littelfuse, Inc.	91,856	23,335,098
TE Connectivity, Ltd.	63,879	7,227,909
Teledyne Technologies, Inc.(1)	145	54,391
Trimble, Inc.(1)	15,062	877,059
Trimble, Inc.(1)(4)	183,372	10,677,753
Vontier Corp.	3,985	91,615
Zebra Technologies Corp., Class A(1)	51,239	15,061,704
		$ 132,320,968
Energy Equipment & Services — 0.2%
ChampionX Corp.	10,853	$ 215,432
Core Laboratories NV	16,652	329,876
Expro Group Holdings N.V.(1)	250,000	2,880,000
Security	Shares	Value
Energy Equipment & Services (continued)
Halliburton Co.	697,982	$ 21,888,716
NOV, Inc.	5,400	91,314
Schlumberger NV	855,207	30,582,202
Transocean, Ltd.(1)	3,548	11,815
		$ 55,999,355
Entertainment — 1.5%
Activision Blizzard, Inc.	158,823	$ 12,365,959
Electronic Arts, Inc.	150,119	18,261,976
Liberty Braves Group, Series A(1)	1,236	31,085
Liberty Braves Group, Series C(1)	2,473	59,352
Live Nation Entertainment, Inc.(1)	20,744	1,713,040
NetEase, Inc. ADR	510	47,614
Netflix, Inc.(1)	233,951	40,911,011
ROBLOX Corp., Class A(1)	905,777	29,763,832
Roku, Inc., Class A(1)	26,288	2,159,296
Spotify Technology S.A.(1)	92,198	8,650,938
Take-Two Interactive Software, Inc.(1)	7,839	960,513
Walt Disney Co. (The)(1)	3,420,691	322,913,231
Warner Bros. Discovery, Inc.(1)	644,305	8,646,573
		$ 446,484,420
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Homes 4 Rent, Class A	166,000	$ 5,883,040
American Tower Corp.	62,496	15,973,353
American Tower Corp.(4)	33,660	8,603,159
AvalonBay Communities, Inc.	7,000	1,359,750
Boston Properties, Inc.	60	5,339
Brixmor Property Group, Inc.	45,000	909,450
Broadstone Net Lease, Inc.	19,453	398,981
Crown Castle International Corp.	1,109	186,733
Digital Realty Trust, Inc.	75	9,737
EastGroup Properties, Inc.	618,809	95,500,793
Equinix, Inc.	990	650,450
Extra Space Storage, Inc.	1,800	306,216
Federal Realty Investment Trust	1,300	124,462
Host Hotels & Resorts, Inc.	528,986	8,294,500
Mid-America Apartment Communities, Inc.	457	79,824
National Storage Affiliates Trust(4)	170,000	8,509,772
ProLogis, Inc.	40,687	4,786,826
Public Storage	8,114	2,537,004
Realty Income Corp.	100,779	6,879,175
Regency Centers Corp.	405	24,021
SBA Communications Corp.	6,025	1,928,301
Simon Property Group, Inc.	8,192	777,585

26
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities, Inc.	86,445	$ 13,775,875
Ventas, Inc.	98,914	5,087,147
		$ 182,591,493
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	950,278	$ 455,449,240
Kroger Co. (The)	701,785	33,215,484
Sprouts Farmers Market, Inc.(1)	405,986	10,279,565
Sysco Corp.	644,935	54,632,444
Walgreens Boots Alliance, Inc.	431,882	16,368,328
Walmart, Inc.	63,807	7,757,655
		$ 577,702,716
Food Products — 1.4%
Archer-Daniels-Midland Co.	137,778	$ 10,691,573
Campbell Soup Co.	748,065	35,944,523
Conagra Brands, Inc.	699,690	23,957,385
Flowers Foods, Inc.	774,473	20,384,129
General Mills, Inc.	171,296	12,924,283
Hain Celestial Group, Inc. (The)(1)	17,240	409,278
Hershey Co. (The)	219,063	47,133,595
Hormel Foods Corp.	366,066	17,336,886
J&J Snack Foods Corp.	33,410	4,666,041
JM Smucker Co. (The)	19,721	2,524,485
Kellogg Co.	72,821	5,195,050
Kraft Heinz Co. (The)	189,576	7,230,429
Lamb Weston Holdings, Inc.	139,408	9,962,096
McCormick & Co., Inc., Non Voting Shares	168,759	14,049,187
Mondelez International, Inc., Class A	1,229,870	76,362,628
Nestle S.A.	1,118,348	130,704,326
Tyson Foods, Inc., Class A	50,810	4,372,709
Tyson Foods, Inc., Class A(4)	22,540	1,939,501
		$ 425,788,104
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	2,016,286	$ 219,069,474
ABIOMED, Inc.(1)	109,299	27,052,596
Alcon, Inc.	22,924	1,602,158
Align Technology, Inc.(1)	20,794	4,921,316
Avanos Medical, Inc.(1)	542	14,818
Baxter International, Inc.	39,731	2,551,922
Becton, Dickinson and Co.	155,907	38,435,753
Boston Scientific Corp.(1)	680,931	25,378,298
DENTSPLY SIRONA, Inc.	126,017	4,502,587
DexCom, Inc.(1)	690,468	51,460,580
Edwards Lifesciences Corp.(1)	474,798	45,148,542
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Embecta Corp.(1)	29,991	$ 759,372
IDEXX Laboratories, Inc.(1)	17,216	6,038,168
Inari Medical, Inc.(1)	488,894	33,239,903
Inari Medical, Inc.(1)(4)	22,222	1,510,874
Insulet Corp.(1)	10,198	2,222,552
Integra LifeSciences Holdings Corp.(1)	2,955,898	159,707,169
Intuitive Surgical, Inc.(1)	581,393	116,691,389
Medtronic PLC	547,253	49,115,957
Penumbra, Inc.(1)	105,243	13,104,858
ResMed, Inc.	32,670	6,848,612
Smith & Nephew PLC ADR	5,500	153,560
STERIS PLC	2,168	446,933
Stryker Corp.	343,734	68,379,005
Teleflex, Inc.	14,475	3,558,679
Zimmer Biomet Holdings, Inc.	151,840	15,952,310
Zimvie, Inc.(1)	15,283	244,681
		$ 898,112,066
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.(1)	32,000	$ 2,164,160
Cardinal Health, Inc.	29,103	1,521,214
Centene Corp.(1)	171,673	14,525,252
Cigna Corp.	48,359	12,743,564
Covetrus, Inc.(1)	5,595	116,096
CVS Health Corp.	1,964,045	181,988,410
DaVita, Inc.(1)	246,671	19,723,813
Elevance Health, Inc.	147,908	71,377,443
Ensign Group, Inc. (The)	51,487	3,782,750
Guardant Health, Inc.(1)	145,805	5,881,774
HCA Healthcare, Inc.	211,352	35,519,817
Henry Schein, Inc.(1)	26,348	2,021,945
Humana, Inc.	2,441	1,142,559
Laboratory Corp. of America Holdings	2,067	484,422
McKesson Corp.	150,389	49,058,396
Molina Healthcare, Inc.(1)	18,585	5,196,552
Oak Street Health, Inc.(1)	734,379	12,073,191
Progyny, Inc.(1)	15,525	451,001
Quest Diagnostics, Inc.	1,115	148,273
Tenet Healthcare Corp.(1)	32,363	1,700,999
UnitedHealth Group, Inc.	991,589	509,309,858
		$ 930,931,489
Health Care Technology — 0.0%(2)
Teladoc Health, Inc.(1)	93,070	$ 3,090,855
Veeva Systems, Inc., Class A(1)	33,508	6,635,924
		$ 9,726,779

27
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class A(1)	236,236	$ 21,043,903
Aramark	148,020	4,533,853
Booking Holdings, Inc.(1)	52,211	91,316,517
Carnival Corp.(1)	22,069	190,897
Chipotle Mexican Grill, Inc.(1)	120,458	157,469,925
Choice Hotels International, Inc.	49,631	5,540,309
Darden Restaurants, Inc.	77,690	8,788,293
Domino's Pizza, Inc.	3,071	1,196,799
Draftkings, Inc., Class A(1)	550	6,418
Expedia Group, Inc.(1)	94,689	8,979,358
Hilton Worldwide Holdings, Inc.	106,201	11,835,039
Hyatt Hotels Corp., Class A(1)	1,353,442	100,032,898
Marriott International, Inc., Class A	1,201,953	163,477,628
McDonald's Corp.	153,854	37,983,475
MGM Resorts International	892,202	25,829,248
Penn National Gaming, Inc.(1)	30,956	941,682
Royal Caribbean Cruises, Ltd.(1)	1,900	66,329
Starbucks Corp.	2,552,969	195,021,302
Texas Roadhouse, Inc.	417,127	30,533,696
Trip.com Group, Ltd. ADR(1)	5,200	142,740
Yum China Holdings, Inc.	364,213	17,664,330
Yum! Brands, Inc.	151,810	17,231,953
		$ 899,826,592
Household Durables — 0.2%
D.R. Horton, Inc.	43,075	$ 2,851,134
Helen of Troy, Ltd.(1)	645	104,754
Leggett & Platt, Inc.	94,579	3,270,542
Lennar Corp., Class A	48,693	3,436,265
Lennar Corp., Class B	21	1,233
Mohawk Industries, Inc.(1)	20,864	2,589,014
Newell Brands, Inc.	123,465	2,350,773
NVR, Inc.(1)	1,822	7,295,543
PulteGroup, Inc.	222,055	8,800,040
Tempur Sealy International, Inc.	680,430	14,540,789
Toll Brothers, Inc.	4,378	195,259
Whirlpool Corp.	1,646	254,916
		$ 45,690,262
Household Products — 1.9%
Church & Dwight Co., Inc.	217,268	$ 20,132,053
Clorox Co. (The)	20,683	2,915,889
Colgate-Palmolive Co.	2,828,025	226,637,923
Energizer Holdings, Inc.	10,496	297,562
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	108,792	$ 14,703,239
Procter & Gamble Co. (The)	2,194,958	315,613,011
		$ 580,299,677
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp. (The)	1,730	$ 36,347
		$ 36,347
Industrial Conglomerates — 0.7%
3M Co.	682,837	$ 88,365,936
General Electric Co.	711,030	45,271,280
Honeywell International, Inc.	405,133	70,416,167
		$ 204,053,383
Insurance — 1.7%
Aegon NV ADR	5	$ 22
Aflac, Inc.	921,532	50,988,366
Alleghany Corp.(1)	3,985	3,319,904
Allstate Corp. (The)	23,233	2,944,318
American International Group, Inc.	139,191	7,116,836
Aon PLC, Class A	177,916	47,980,387
Arch Capital Group, Ltd.(1)	286,437	13,030,019
Arthur J. Gallagher & Co.	540,259	88,083,827
Assurant, Inc.	19,372	3,348,450
Brighthouse Financial, Inc.(1)	936	38,395
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	1,615	71,997
Brown & Brown, Inc.	407	23,744
Chubb, Ltd.	61,692	12,127,413
Cincinnati Financial Corp.	112,860	13,428,083
Fidelity National Financial, Inc.	58,987	2,180,160
First American Financial Corp.	1,227	64,933
Globe Life, Inc.	176,316	17,185,521
Hartford Financial Services Group, Inc.	218,798	14,315,953
Lincoln National Corp.	73,007	3,414,537
Markel Corp.(1)	27,395	35,428,584
Marsh & McLennan Cos., Inc.	286,904	44,541,846
MetLife, Inc.	18,898	1,186,605
Old Republic International Corp.	57,300	1,281,228
Principal Financial Group, Inc.	47,636	3,181,608
Progressive Corp. (The)	983,264	114,324,105
Prudential Financial, Inc.	22,159	2,120,173
Reinsurance Group of America, Inc.	6,425	753,588
Ryan Specialty Holdings, Inc.(4)	28,103	1,100,751
Travelers Cos., Inc. (The)	146,239	24,733,402
Trisura Group, Ltd.(1)	496	12,814

28
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	43,875	$ 2,994,908
Willis Towers Watson PLC	70	13,817
		$ 511,336,294
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A(1)	313,619	$ 683,457,342
Alphabet, Inc., Class C(1)	411,748	900,678,163
Baidu, Inc. ADR(1)	136,627	20,320,534
CarGurus, Inc.(1)	37,803	812,387
Cars.com, Inc.(1)	400	3,772
IAC/InterActiveCorp. (1)	13,536	1,028,330
Match Group, Inc.(1)	527,012	36,727,466
Meta Platforms, Inc., Class A(1)	2,647,489	426,907,601
Pinterest, Inc., Class A(1)	2,540,426	46,134,136
Snap, Inc., Class A(1)	629,323	8,263,011
Twitter, Inc.(1)	108,483	4,056,179
Vimeo, Inc.(1)	97,055	584,271
Yelp, Inc.(1)	149,508	4,151,837
ZipRecruiter, Inc., Class A(1)	332,657	4,929,977
		$ 2,138,055,006
Internet & Direct Marketing Retail — 3.3%
Alibaba Group Holding, Ltd. ADR(1)	334,679	$ 38,046,309
Altaba, Inc.(5)	114,070	581,757
Amazon.com, Inc.(1)	8,608,676	914,327,478
DoorDash, Inc., Class A(1)	133,033	8,536,727
eBay, Inc.	330,900	13,788,603
Etsy, Inc.(1)	10,937	800,698
Qurate Retail, Inc., Series A	99,802	286,432
Wayfair, Inc., Class A(1)	60,022	2,614,558
		$ 978,982,562
IT Services — 3.7%
Accenture PLC, Class A	1,056,535	$ 293,346,943
Affirm Holdings, Inc.(1)	379,636	6,856,226
Akamai Technologies, Inc.(1)	257,635	23,529,805
Amdocs, Ltd.	43,944	3,660,975
Automatic Data Processing, Inc.	310,374	65,190,955
Block, Inc., Class A(1)	434,159	26,683,412
Bread Financial Holdings, Inc.	686	25,423
Broadridge Financial Solutions, Inc.	108,827	15,513,289
CGI, Inc.(1)	200	15,932
Cognizant Technology Solutions Corp., Class A	55,060	3,715,999
Fidelity National Information Services, Inc.	22,757	2,086,134
Fiserv, Inc.(1)	871,834	77,567,071
Gartner, Inc.(1)	7,866	1,902,235
Security	Shares	Value
IT Services (continued)
Global Payments, Inc.	63,218	$ 6,994,439
International Business Machines Corp.	581,425	82,091,396
Jack Henry & Associates, Inc.	76,657	13,799,793
Kyndryl Holdings, Inc.(1)	95,570	934,675
Mastercard, Inc., Class A	217,765	68,700,502
Okta, Inc.(1)	319,829	28,912,542
Paychex, Inc.	45,650	5,198,165
PayPal Holdings, Inc.(1)	235,463	16,444,736
Sabre Corp.(1)	207,290	1,208,501
Shopify, Inc., Class A(1)	125,240	3,912,498
Snowflake, Inc., Class A(1)	125,608	17,467,048
Twilio, Inc., Class A(1)	555,411	46,548,996
VeriSign, Inc.(1)	5,954	996,283
Visa, Inc., Class A	1,458,956	287,253,847
Western Union Co. (The)	21,882	360,396
		$ 1,100,918,216
Leisure Products — 0.1%
Callaway Golf Co.(1)	1,165,163	$ 23,769,325
Hasbro, Inc.	8,235	674,282
Mattel, Inc.(1)	10,936	244,201
Polaris, Inc.	79,672	7,909,836
		$ 32,597,644
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(1)	527,021	$ 23,847,700
Agilent Technologies, Inc.	681,925	80,992,232
Avantor, Inc.(1)	120,000	3,732,000
Bio-Rad Laboratories, Inc., Class A(1)	52	25,740
Bio-Techne Corp.	5,825	2,019,178
Charles River Laboratories International, Inc.(1)	239	51,139
Danaher Corp.	211,006	53,494,241
Illumina, Inc.(1)	51,324	9,462,093
IQVIA Holdings, Inc.(1)	74,076	16,073,751
Mettler-Toledo International, Inc.(1)	1,000	1,148,770
NeoGenomics, Inc.(1)	197,625	1,610,644
PerkinElmer, Inc.	182,718	25,986,154
Thermo Fisher Scientific, Inc.	392,012	212,972,279
Waters Corp.(1)	730	241,615
West Pharmaceutical Services, Inc.	22,861	6,912,481
		$ 438,570,017
Machinery — 1.8%
Caterpillar, Inc.	411,939	$ 73,638,216
Cummins, Inc.	1,688	326,679
Daimler Truck Holding AG ADR(1)	18,000	234,180

29
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Deere & Co.	236,079	$ 70,698,578
Donaldson Co., Inc.	184,029	8,859,156
Dover Corp.	386,607	46,903,161
Fortive Corp.	33,376	1,814,987
Illinois Tool Works, Inc.	1,283,606	233,937,193
Ingersoll Rand, Inc.	171,795	7,229,133
Lincoln Electric Holdings, Inc.	53,660	6,619,498
Middleby Corp.(1)	2,000	250,720
Nordson Corp.	4,500	910,980
Otis Worldwide Corp.	438,014	30,954,449
PACCAR, Inc.	186,094	15,322,980
Parker-Hannifin Corp.	27,492	6,764,407
Pentair PLC	75	3,433
Snap-on, Inc.	29,674	5,846,668
Stanley Black & Decker, Inc.	288	30,200
Toro Co. (The)	14,128	1,070,761
Trinity Industries, Inc.	11,100	268,842
Westinghouse Air Brake Technologies Corp.	173,886	14,272,563
Xylem, Inc.	112,897	8,826,287
		$ 534,783,071
Media — 0.3%
Charter Communications, Inc., Class A(1)	5,478	$ 2,566,607
Comcast Corp., Class A	1,346,824	52,849,374
Fox Corp., Class A	50,412	1,621,250
Interpublic Group of Cos., Inc. (The)	976	26,869
Liberty Broadband Corp., Series A(1)	1	114
Liberty Broadband Corp., Series C(1)	1	116
Loyalty Ventures, Inc.(1)	274	978
News Corp., Class A	32,024	498,934
Omnicom Group, Inc.	16,403	1,043,395
Paramount Global, Class B	612,221	15,109,614
Sirius XM Holdings, Inc.	1	6
		$ 73,717,257
Metals & Mining — 0.2%
Alcoa Corp.	159	$ 7,247
Arconic Corp.(1)	1	28
BHP Group, Ltd. ADR	800	44,944
Cleveland-Cliffs, Inc.(1)	278,121	4,274,720
Freeport-McMoRan, Inc.	113,111	3,309,628
Glencore PLC	598,405	3,241,222
Newmont Corp.	103	6,146
Nucor Corp.	242,762	25,346,780
Steel Dynamics, Inc.	232,124	15,355,003
		$ 51,585,718
Security	Shares	Value
Multiline Retail — 0.1%
Dollar General Corp.	520	$ 127,629
Dollar Tree, Inc.(1)	147,240	22,947,354
Nordstrom, Inc.	3,192	67,447
Target Corp.	46,817	6,611,965
		$ 29,754,395
Multi-Utilities — 0.5%
Ameren Corp.	1,400	$ 126,504
Black Hills Corp.	783	56,979
Consolidated Edison, Inc.	524,468	49,876,907
Dominion Energy, Inc.	899,105	71,757,570
DTE Energy Co.	77,124	9,775,467
NiSource, Inc.	828	24,417
Public Service Enterprise Group, Inc.	6,921	437,961
Sempra Energy	66,407	9,978,980
WEC Energy Group, Inc.	15,006	1,510,204
		$ 143,544,989
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.(1)	1,341,986	$ 41,131,871
Cheniere Energy, Inc.	646,186	85,962,124
Chevron Corp.	1,062,473	153,824,841
ConocoPhillips	661,022	59,366,386
Devon Energy Corp.	52,390	2,887,213
Diamondback Energy, Inc.	126,319	15,303,547
DT Midstream, Inc.(1)	38,562	1,890,309
Enbridge, Inc.	4,983	210,582
EOG Resources, Inc.	1,121,814	123,893,138
EQT Corp.	172,074	5,919,346
Equitrans Midstream Corp.	144,379	918,250
Exxon Mobil Corp.	3,736,977	320,034,710
Hess Corp.	53,310	5,647,661
HF Sinclair Corp.	9,171	414,162
Kinder Morgan, Inc.	120,691	2,022,781
Magnolia Oil & Gas Corp., Class A	245,547	5,154,032
Marathon Oil Corp.	8,775	197,262
Marathon Petroleum Corp.	213,031	17,513,279
Murphy Oil Corp.	65,112	1,965,731
Occidental Petroleum Corp.	431,221	25,390,292
Phillips 66	202,729	16,621,751
Pioneer Natural Resources Co.	30,687	6,845,656
Range Resources Corp.(1)	664,831	16,454,567
Shell PLC	100	5,229
Southwestern Energy Co.(1)	399	2,494
Texas Pacific Land Corp.	6,565	9,768,851

30
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	18,109	$ 1,924,625
Williams Cos., Inc. (The)	30,025	937,080
		$ 922,207,770
Paper and Forest Products — 0.0%(2)
Sylvamo Corp.	3,229	$ 105,524
		$ 105,524
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	158,086	$ 40,259,762
Unilever PLC ADR	70,897	3,249,209
		$ 43,508,971
Pharmaceuticals — 6.0%
AstraZeneca PLC ADR	1,319,901	$ 87,205,859
Bausch Health Cos., Inc.(1)	4,389	36,692
Bristol-Myers Squibb Co.	2,588,350	199,302,950
Catalent, Inc.(1)	45,943	4,929,225
Eli Lilly & Co.	2,091,014	677,969,469
GSK PLC ADR	11,863	516,396
Johnson & Johnson	2,642,824	469,127,688
Mallinckrodt PLC(1)	6	149
Merck & Co., Inc.	1,723,689	157,148,726
Novartis AG ADR	145,139	12,268,600
Novo Nordisk A/S ADR	56,211	6,263,592
Organon & Co.	160,960	5,432,400
Pfizer, Inc.	2,339,439	122,656,787
Reata Pharmaceuticals, Inc., Class A(1)	4,694	142,651
Roche Holding AG ADR	38,814	1,618,932
Sanofi ADR	6,100	305,183
Takeda Pharmaceutical Co., Ltd. ADR	5,036	70,705
Teva Pharmaceutical Industries, Ltd. ADR(1)	5,106	38,397
Viatris, Inc.	141,733	1,483,945
Zoetis, Inc.	207,471	35,662,190
		$ 1,782,180,536
Professional Services — 0.3%
ASGN, Inc.(1)	284,823	$ 25,705,276
Booz Allen Hamilton Holding Corp., Class A	102,820	9,290,815
CACI International, Inc., Class A(1)	19,784	5,574,735
Equifax, Inc.	9,164	1,674,996
Jacobs Engineering Group, Inc.	85,615	10,884,235
Nielsen Holdings PLC	2,000	46,440
Thomson Reuters Corp.	181,943	18,960,280
Security	Shares	Value
Professional Services (continued)
TriNet Group, Inc.(1)	17,000	$ 1,319,540
Verisk Analytics, Inc.	109,365	18,929,988
		$ 92,386,305
Real Estate Management & Development — 0.0%(2)
Zillow Group, Inc., Class A(1)	10,638	$ 338,395
Zillow Group, Inc., Class C(1)	21,276	675,513
		$ 1,013,908
Road & Rail — 1.3%
Canadian National Railway Co.	124,084	$ 13,955,727
Canadian Pacific Railway, Ltd.	10,807	754,761
CSX Corp.	1,941,449	56,418,508
J.B. Hunt Transport Services, Inc.	17,448	2,747,537
Lyft, Inc., Class A(1)	160,326	2,129,129
Norfolk Southern Corp.	362,616	82,418,991
Norfolk Southern Corp.(4)	3,953	898,477
Uber Technologies, Inc.(1)	3,699,519	75,692,159
Union Pacific Corp.	670,968	143,104,055
XPO Logistics, Inc.(1)	67,458	3,248,777
		$ 381,368,121
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(1)	64,937	$ 4,965,732
Analog Devices, Inc.	495,935	72,451,144
Applied Materials, Inc.	295,200	26,857,296
ASML Holding NV - NY Shares	12,572	5,982,763
Broadcom, Inc.	119,304	57,959,076
Cirrus Logic, Inc.(1)	50,300	3,648,762
Enphase Energy, Inc.(1)	54,000	10,542,960
Intel Corp.	5,900,569	220,740,286
KLA Corp.	305	97,319
Lam Research Corp.	82,291	35,068,310
Marvell Technology, Inc.	95,691	4,165,429
Microchip Technology, Inc.	1,114,568	64,734,110
Micron Technology, Inc.	386,114	21,344,382
Micron Technology, Inc.(4)	11,829	653,727
Monolithic Power Systems, Inc.	4,000	1,536,160
NVIDIA Corp.	2,558,996	387,918,204
NXP Semiconductors NV	14,754	2,184,035
ON Semiconductor Corp.(1)	83,181	4,184,836
Qorvo, Inc.(1)	13,586	1,281,432
QUALCOMM, Inc.	3,015,406	385,187,963
Silicon Laboratories, Inc.(1)	67,435	9,455,736
Skyworks Solutions, Inc.	1,000	92,640

31
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	1,200	$ 107,460
Texas Instruments, Inc.	952,005	146,275,568
		$ 1,467,435,330
Software — 8.7%
Adobe, Inc.(1)	430,743	$ 157,677,783
ANSYS, Inc.(1)	154,179	36,893,493
Autodesk, Inc.(1)	33,712	5,797,115
Box, Inc., Class A(1)	106,049	2,666,072
Cadence Design Systems, Inc.(1)	643,346	96,521,200
CDK Global, Inc.	3	164
Cerence, Inc.(1)	783	19,755
Check Point Software Technologies, Ltd.(1)	142,091	17,303,842
Citrix Systems, Inc.	11,798	1,146,412
Coupa Software, Inc.(1)	54,504	3,112,178
Crowdstrike Holdings, Inc., Class A(1)	433,003	72,986,986
DocuSign, Inc.(1)	1,151,122	66,051,380
Dolby Laboratories, Inc., Class A	1,232	88,162
Dropbox, Inc., Class A(1)	3,191,403	66,987,549
Envestnet, Inc.(1)	87,353	4,609,618
Fortinet, Inc.(1)	148,420	8,397,604
Guidewire Software, Inc.(1)	66,045	4,688,535
Intuit, Inc.	127,623	49,191,009
Mandiant, Inc.(1)	331,973	7,243,651
Manhattan Associates, Inc.(1)	77,673	8,901,326
Microsoft Corp.	5,021,629	1,289,704,976
nCino, Inc.(1)	25,000	773,000
NCR Corp.(1)	190	5,911
NortonLifeLock, Inc.	121,379	2,665,483
Nutanix, Inc., Class A(1)	18,402	269,221
Olo, Inc., Class A(1)	64,200	633,654
Oracle Corp.	437,554	30,571,898
Palantir Technologies, Inc., Class A(1)	3,040,678	27,578,949
Palo Alto Networks, Inc.(1)	277,551	137,093,541
Paycom Software, Inc.(1)	552,844	154,862,661
RingCentral, Inc., Class A(1)	18,835	984,317
Roper Technologies, Inc.	36,542	14,421,300
Salesforce, Inc.(1)	340,302	56,163,442
SAP SE ADR	2,796	253,653
ServiceNow, Inc.(1)	222,854	105,971,534
Smartsheet, Inc., Class A(1)	227,811	7,160,100
Splunk, Inc.(1)	412,415	36,482,231
Synopsys, Inc.(1)	34,898	10,598,523
Teradata Corp.(1)	318	11,769
Tyler Technologies, Inc.(1)	232,333	77,246,076
VMware, Inc., Class A	9,304	1,060,470
Security	Shares	Value
Software (continued)
Workday, Inc., Class A(1)	241,399	$ 33,694,472
Zscaler, Inc.(1)	104,213	15,580,886
		$ 2,614,071,901
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	16,346	$ 2,829,329
AutoNation, Inc.(1)	18,044	2,016,597
AutoZone, Inc.(1)	2,520	5,415,782
Bath & Body Works, Inc.	413,399	11,128,701
Bed Bath & Beyond, Inc.(1)	15,000	74,550
Best Buy Co., Inc.	343,446	22,389,245
Burlington Stores, Inc.(1)	22,388	3,049,917
CarMax, Inc.(1)	34,010	3,077,225
Dick's Sporting Goods, Inc.	61,239	4,615,583
Five Below, Inc.(1)	71,000	8,053,530
Gap, Inc. (The)	75,000	618,000
Home Depot, Inc. (The)	141,043	38,683,864
Lithia Motors, Inc.	80	21,985
Lowe's Cos., Inc.	1,162,594	203,070,294
O'Reilly Automotive, Inc.(1)	250,731	158,401,816
Ross Stores, Inc.	590,159	41,446,867
Signet Jewelers, Ltd.	65,986	3,527,611
TJX Cos., Inc. (The)	1,702,486	95,083,843
Tractor Supply Co.	248,742	48,218,637
Ulta Beauty, Inc.(1)	96,964	37,377,683
Victoria's Secret & Co.(1)	88,445	2,473,807
Warby Parker, Inc., Class A(1)	4,087	46,020
		$ 691,620,886
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	14,529,886	$ 1,986,526,014
Dell Technologies, Inc., Class C	24,047	1,111,212
Hewlett Packard Enterprise Co.	392,470	5,204,152
Logitech International S.A.	2,406	125,256
NetApp, Inc.	78,200	5,101,768
Pure Storage, Inc., Class A(1)	1,300,000	33,423,000
Seagate Technology Holdings PLC	6,406	457,645
		$ 2,031,949,047
Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.(4)	19,096	$ 1,366,892
Crocs, Inc.(1)	300	14,601
Hanesbrands, Inc.	172,884	1,778,976
Kontoor Brands, Inc.	37,542	1,252,777
Levi Strauss & Co., Class A	226,005	3,688,402
Lululemon Athletica, Inc.(1)	7,878	2,147,622

32
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	2,917,766	$ 298,195,685
PVH Corp.	16	910
Skechers USA, Inc., Class A(1)	145,345	5,171,375
Skechers USA, Inc., Class A(1)(4)	50,000	1,779,000
Tapestry, Inc.	522	15,931
Under Armour, Inc., Class C(1)	500	3,790
VF Corp.	309,743	13,681,348
		$ 329,097,309
Thrifts & Mortgage Finance — 0.0%(2)
Essent Group, Ltd.	96,312	$ 3,746,537
		$ 3,746,537
Tobacco — 0.5%
Altria Group, Inc.	968,068	$ 40,436,200
British American Tobacco PLC ADR	3	129
Philip Morris International, Inc.	1,189,549	117,456,068
		$ 157,892,397
Trading Companies & Distributors — 0.4%
Fastenal Co.	2,056,875	$ 102,679,200
NOW, Inc.(1)	944	9,232
United Rentals, Inc.(1)	6,508	1,580,858
W.W. Grainger, Inc.	11,866	5,392,267
		$ 109,661,557
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	23,888	$ 3,553,818
Essential Utilities, Inc.	500	22,925
		$ 3,576,743
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Series L ADR	13,186	$ 269,390
Rogers Communications, Inc., Class B	750	35,925
T-Mobile US, Inc.(1)	168,477	22,666,895
Vodafone Group PLC ADR	5	78
		$ 22,972,288
Total Common Stocks (identified cost $17,654,279,550)		$29,738,073,013

Preferred Stocks — 0.0%(2)
Security	Shares	Value
Internet & Direct Marketing Retail — 0.0%(2)
Qurate Retail, Inc., Series A, 8.00%	2,994	$ 174,999
Total Preferred Stocks (identified cost $168,591)		$ 174,999

Warrants — 0.0%(2)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(2)
Occidental Petroleum Corp., Exp. 8/3/27(1)	2,853	$ 105,475
Total Warrants (identified cost $14,122)		$ 105,475

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(6)	157,294,146	$ 157,294,146
Total Short-Term Investments (identified cost $157,294,146)		$ 157,294,146
Total Investments — 99.9% (identified cost $17,811,756,409)		$29,895,647,633
Other Assets, Less Liabilities — 0.1%		$ 33,369,400
Net Assets — 100.0%		$29,929,017,033
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 7).
(4)	Restricted security (see Note 5).
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 5).
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
Abbreviations:
ADR	– American Depositary Receipt

33
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $17,590,203,868)	$ 29,615,538,492
Affiliated investments, at value (identified cost $221,552,541)	280,109,141
Cash	211,993
Dividends receivable	18,914,993
Dividends receivable from affiliated investment	125,266
Receivable for investments sold	24,732,933
Tax reclaims receivable	1,733,063
Total assets	$29,941,365,881
Liabilities
Payable to affiliates:
Investment adviser fee	$ 10,386,942
Trustees' fees	27,125
Accrued expenses	1,934,781
Total liabilities	$ 12,348,848
Net Assets applicable to investors' interest in Portfolio	$29,929,017,033
34
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,922,751)	$ 212,244,841
Dividend income from affiliated investments	2,932,990
Total investment income	$ 215,177,831
Expenses
Investment adviser fee	$ 68,447,805
Trustees’ fees and expenses	54,250
Custodian fee	2,042,092
Professional fees	381,322
Miscellaneous	307,474
Total expenses	$ 71,232,943
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 34,132
Total expense reductions	$ 34,132
Net expenses	$ 71,198,811
Net investment income	$ 143,979,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions(1)	$ 345,054,300
Investment transactions - affiliated investments(1)	27,726,071
Foreign currency transactions	(4,530)
Net realized gain	$ 372,775,841
Change in unrealized appreciation (depreciation):
Investments	$ (8,840,961,744)
Investments - affiliated investments	(68,452,847)
Foreign currency	(69,780)
Net change in unrealized appreciation (depreciation)	$(8,909,484,371)
Net realized and unrealized loss	$(8,536,708,530)
Net decrease in net assets from operations	$(8,392,729,510)
(1)	Aggregate amount includes $419,390,371 of net realized gains from redemptions in-kind.
35
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 143,979,020	$ 225,467,932
Net realized gain	372,775,841	674,550,746
Net change in unrealized appreciation (depreciation)	(8,909,484,371)	6,254,806,403
Net increase (decrease) in net assets from operations	$ (8,392,729,510)	$ 7,154,825,081
Capital transactions:
Contributions	$ 1,812,992,374	$ 3,616,316,912
Withdrawals	(803,856,290)	(1,445,245,658)
Net increase in net assets from capital transactions	$ 1,009,136,084	$ 2,171,071,254
Net increase (decrease) in net assets	$ (7,383,593,426)	$ 9,325,896,335
Net Assets
At beginning of period	$ 37,312,610,459	$ 27,986,714,124
At end of period	$29,929,017,033	$37,312,610,459
36
See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	0.43% (1)(2)	0.43%	0.44%	0.45%	0.46%	0.46%
Net investment income	0.87% (1)	0.69%	1.07%	1.28%	1.25%	1.33%
Portfolio Turnover(3)	1% (4)	1%	1%	1%	1%	0% (5)
Total Return	(22.22)% (4)	25.05%	23.42%	29.87%	(5.02)%	22.76%
Net assets, end of period (000’s omitted)	$29,929,017	$37,312,610	$27,986,714	$22,013,353	$16,016,046	$16,224,690
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(3)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 4%, 6%, 6%, 6% and 5% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(4)	Not annualized.
(5)	Amount is less than 0.5%.
37

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2022, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 3.7%, 6.1%, 3.3%, and 0.7% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 86.2% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
38

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion but less than $30 billion	0.3800%
$30 billion but less than $35 billion	0.3700%
$35 billion but less than $45 billion	0.3650%
$45 billion and over	0.3600%
Pursuant to an amendment to the investment advisory agreement effective July 1, 2022, BMR contractually agreed to reduce its investment adviser fee rate of the average daily net asset of $30 billion and over to the rates as stated above. For the six months ended June 30, 2022, the Portfolio's investment adviser fee amounted to $68,447,805 or 0.41% (annualized) of the Portfolio's average daily net assets.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment
39

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

adviser fee paid was reduced by $34,132 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,020,791,701 and $421,585,506, respectively, for the six months ended June 30, 2022. In addition, investors contributed securities with an aggregate market value of $1,224,015,574 and investments having an aggregate market value of $756,443,450 were distributed in payment for capital withdrawals during the six months ended June 30, 2022.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 4,992,543,422
Gross unrealized appreciation	$ 24,931,237,729
Gross unrealized depreciation	(28,133,518)
Net unrealized appreciation	$24,903,104,211
5  Restricted Securities
At June 30, 2022, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Eligible for Resale	Shares	Cost	Value
Common Stocks
American Tower Corp.	9/16/21	9/16/22	33,660	$ 10,000,268	$ 8,603,159
Columbia Sportswear Co.	9/16/21	9/16/22	19,096	1,935,474	1,366,892
Comfort Systems USA, Inc.	6/16/22	6/16/23	17,894	1,500,019	1,487,142
Inari Medical, Inc.	12/16/21	12/16/22	22,222	1,779,491	1,510,874
Micron Technology, Inc.	3/17/22	3/17/23	11,829	941,898	653,727
National Storage Affiliates Trust	3/17/22	3/17/23	170,000	10,315,540	8,509,772
Norfolk Southern Corp.	9/16/21	9/16/22	3,953	982,303	898,477
Ryan Specialty Holdings, Inc.	6/16/22	6/16/23	28,103	996,827	1,100,751
Skechers USA, Inc., Class A	9/16/21	9/16/22	50,000	2,269,138	1,779,000
Trimble, Inc.	9/16/21	9/16/22	183,372	16,843,461	10,677,753
Tyson Foods, Inc., Class A	3/17/22	3/17/23	22,540	1,965,349	1,939,501
Total Common Stocks				$49,529,768	$38,527,048
Total Restricted Securities				$49,529,768	$38,527,048
40

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
7  Investments in Affiliated Issuers and Funds
At June 30, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $280,109,141, which represents 0.9% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Morgan Stanley	$208,377,288	$ —	$ (44,839,301)	$ 27,732,882	$ (68,455,874)	$ 122,814,995	$ 2,674,785	1,614,712
Short-Term Investments
Cash Reserves Fund	97,096,177	730,786,970	(827,879,363)	(6,811)	3,027	—	43,116	—
Liquidity Fund	—	279,679,251	(122,385,105)	—	—	157,294,146	215,089	157,294,146
Total				$27,726,071	$(68,452,847)	$280,109,141	$2,932,990
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 2,754,443,750	$ —	$ —	$ 2,754,443,750
Consumer Discretionary	3,294,792,319	—	581,757	3,295,374,076
Consumer Staples	2,343,668,883	132,643,827	—	2,476,312,710
Energy	978,207,125	—	—	978,207,125
Financials	3,933,474,386	11,515,950	—	3,944,990,336
Health Care	4,819,120,835	—	—	4,819,120,835
Industrials	2,544,898,775	1,487,142	—	2,546,385,917
41

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Information Technology	$ 7,897,411,303	$ 653,727	$ —	$ 7,898,065,030
Materials	416,686,936	3,241,222	—	419,928,158
Real Estate	175,095,629	8,509,772	—	183,605,401
Utilities	421,639,675	—	—	421,639,675
Total Common Stocks	$29,579,439,616	$158,051,640**	$581,757	$29,738,073,013
Preferred Stocks	$ 174,999	$ —	$ —	$ 174,999
Warrants	105,475	—	—	105,475
Short-Term Investments	157,294,146	—	—	157,294,146
Total Investments	$29,737,014,236	$158,051,640	$581,757	$29,895,647,633
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
42

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
43

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with
44

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2022
Board of Trustees’ Contract Approval — continued

respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board considered the fact that, following discussions with the Contract Review Committee, the Adviser had undertaken to introduce new fee breakpoints at assets above $30 billion, such reduction to be effective July 1, 2022.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
45

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2022
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, including new breakpoints effective July 1, 2022, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
46

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.  Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
47

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with
48

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2022
Board of Trustees’ Contract Approval — continued

respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board considered the fact that, following discussions with the Contract Review Committee, the Adviser had undertaken to introduce new fee breakpoints at assets above $30 billion, such reduction to be effective July 1, 2022.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
49

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2022
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, including new breakpoints effective July 1, 2022, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
50

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
51

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2022
Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Growth Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
52

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2022
Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Growth Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
53

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
54

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
55

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
56

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774    6.30.22

Parametric
Commodity Strategy Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser and Parametric Portfolio Associates LLC (Parametric), the sub-adviser to the Fund, are registered with the CFTC as commodity pool operators and commodity trading advisors. As the “commodity pool operator” of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report June 30, 2022
Parametric
Commodity Strategy Fund

Parametric
Commodity Strategy Fund
June 30, 2022
Performance

Portfolio Manager(s) Thomas C. Seto and Gregory J. Liebl, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/03/2012	05/25/2011	14.22%	22.28%	11.43%	1.75%
Class A with 3.25% Maximum Sales Charge	—	—	10.51	18.38	10.68	1.42
Class I at NAV	05/25/2011	05/25/2011	14.42	22.48	11.70	1.99

Bloomberg Commodity Index Total Return	—	—	18.44%	24.27%	8.39%	(0.82)%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
	0.91%	0.66%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Commodity Strategy Fund
June 30, 2022
Fund Profile

Commodity Exposure (% of net assets)*
Agriculture	27.08%
Soybeans	3.98
Coffee	3.80
Corn	3.64
Soybean Oil	3.49
Sugar	2.03
Cocoa	1.95
Soybean Meal	1.87
Cotton	1.75
Wheat	1.74
Robusta Coffee	0.99
White Sugar	0.98
Kansas Wheat	0.86
Industrial Metals	24.27%
Aluminium	7.48
Copper	3.63
Zinc	3.48
New York Copper	3.47
Nickel	3.37
Lead	1.83
Tin	1.01
Energy	23.79%
Unleaded Gas	7.43
Natural Gas	5.37
Heating Oil	3.60
Gas Oil	3.57
Crude Oil-Brent	1.92
Crude Oil-WTI	1.90
Precious Metals	18.55%
Gold	7.45
Silver	7.29
Palladium	1.93
Platinum	1.88
Livestock	6.53%
Live Cattle	3.72
Lean Hogs	1.87
Feeder Cattle	0.94
*	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.
Asset Allocation (% of net assets)*,**
*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
**	Short-Term Investments are held as collateral for the Fund’s futures contracts positions.

See Endnotes and Additional Disclosures in this report.
3

Parametric
Commodity Strategy Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 29, 2022, the Fund’s Investor Class shares were redesignated as Class A shares. Class A shares are subject to a front-end sales charge, subject to certain exceptions. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A purchases for such accounts. Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.
4

Parametric
Commodity Strategy Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,142.20	$4.67	0.88%
Class I	$1,000.00	$1,144.20	$3.35	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.43	$4.41	0.88%
Class I	$1,000.00	$1,021.67	$3.16	0.63%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021.
5

Parametric
Commodity Strategy Fund
June 30, 2022
Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 108.2%
Affiliated Fund — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(1)	89,495,336	$ 89,495,336
Total Affiliated Fund (identified cost $89,495,336)		$ 89,495,336

U.S. Treasury Obligations — 104.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 7/7/22(2)	$80,000	$ 79,990,066
0.00%, 7/14/22(2)	305,819	305,701,911
0.00%, 8/11/22(2)	28,250	28,208,737
0.00%, 8/25/22	10,000	9,978,153
0.00%, 11/3/22(2)	144,000	143,011,749
0.00%, 12/1/22	19,000	18,822,451
0.00%, 12/29/22(2)	295,000	291,418,086
0.00%, 1/26/23(2)	231,000	227,741,168
0.00%, 2/23/23(2)	240,000	236,233,676
0.00%, 3/23/23(2)	239,590	235,476,290
0.00%, 4/20/23(2)	75,590	74,032,728
0.00%, 5/18/23(2)	41,330	40,375,764
U.S. Treasury Inflation-Protected Note:(3)
0.125%, 7/15/22	47,513	47,671,959
0.125%, 1/15/23	111,203	113,086,091
0.625%, 4/15/23	195,503	198,856,394
U.S. Treasury Note:
0.125%, 2/28/23(2)	32,000	31,457,283
0.125%, 5/15/23(2)	17,660	17,242,696
0.125%, 5/31/23(2)	20,000	19,505,567
0.25%, 4/15/23(2)	15,590	15,276,968
1.50%, 8/15/22	24,000	24,001,665
1.50%, 2/28/23(2)	30,800	30,545,940
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note: (continued)
1.625%, 11/15/22	$13,000	$ 12,966,724
1.625%, 12/15/22	29,370	29,266,260
1.625%, 4/30/23	5,000	4,949,617
1.75%, 7/15/22(2)	500	500,104
1.75%, 1/31/23	30,000	29,856,718
1.75%, 5/15/23(2)	25,460	25,212,448
1.875%, 7/31/22(2)	500	500,301
1.875%, 8/31/22	24,000	24,011,952
1.875%, 9/30/22	35,000	35,005,676
1.875%, 10/31/22	36,000	35,970,051
2.00%, 11/30/22	9,340	9,325,598
2.125%, 12/31/22	20,000	19,958,303
2.50%, 3/31/23	40,000	39,910,845
Total U.S. Treasury Obligations (identified cost $2,470,947,169)		$2,456,069,939
Total Short-Term Investments (identified cost $2,560,442,505)		$2,545,565,275
Total Investments — 108.2% (identified cost $2,560,442,505)		$2,545,565,275
Other Assets, Less Liabilities — (8.2)%		$ (193,615,116)
Net Assets — 100.0%		$2,351,950,159
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(2)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	429	Long	8/31/22	$ 45,298,110	$ (3,805,183)
Cocoa	1,960	Long	9/15/22	45,864,000	(4,267,387)
Coffee	1,036	Long	9/20/22	89,393,850	4,434,991
Copper	880	Long	9/28/22	81,620,000	(13,391,012)
6
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Corn	2,728	Long	9/14/22	$ 85,761,500	$ (16,446,143)
Cotton No. 2	833	Long	12/7/22	41,166,860	(11,931,607)
Feeder Cattle	250	Long	9/29/22	22,028,125	116,205
Gold	960	Long	12/28/22	175,440,000	(3,485,367)
Hard Red Winter Wheat	427	Long	9/14/22	20,319,863	(4,288,413)
Lean Hogs	1,240	Long	10/14/22	43,982,800	(2,395,369)
Live Cattle	1,577	Long	10/31/22	87,539,270	(417,331)
LME Copper	375	Long	7/18/22	77,475,000	(19,386,706)
LME Copper	396	Long	8/15/22	81,798,750	(12,052,963)
LME Copper	414	Long	9/19/22	85,491,000	(15,382,688)
LME Lead	812	Long	7/18/22	38,844,050	(10,152,919)
LME Lead	910	Long	8/15/22	43,532,126	(8,000,773)
LME Lead	904	Long	9/19/22	43,132,100	(7,000,350)
LME Nickel	463	Long	7/18/22	62,924,478	(29,656,224)
LME Nickel	598	Long	8/15/22	81,361,488	(26,050,332)
LME Nickel	582	Long	9/19/22	79,271,892	(24,520,824)
LME Primary Aluminum	2,268	Long	7/18/22	137,922,750	(56,597,687)
LME Primary Aluminum	2,698	Long	8/15/22	164,476,825	(33,072,359)
LME Primary Aluminum	2,880	Long	9/19/22	176,058,000	(24,516,000)
LME Tin	110	Long	7/18/22	14,678,950	(9,483,855)
LME Tin	141	Long	8/15/22	18,766,395	(9,106,861)
LME Tin	179	Long	9/19/22	23,747,930	(6,507,825)
LME Zinc	842	Long	7/18/22	66,975,838	(23,265,228)
LME Zinc	1,069	Long	8/15/22	84,738,294	(19,485,771)
LME Zinc	1,037	Long	9/19/22	81,942,444	(18,328,944)
Low Sulphur Gasoil	762	Long	9/12/22	83,972,400	(7,073,681)
Natural Gas	2,198	Long	12/28/22	126,385,000	22,425,350
NY Harbor ULSD	536	Long	8/31/22	84,755,429	(7,565,400)
Palladium	237	Long	9/28/22	45,411,570	(6,063,453)
Platinum	989	Long	10/27/22	44,272,585	(6,325,932)
RBOB Gasoline	1,224	Long	8/31/22	174,884,875	(20,857,854)
Robusta Coffee	1,149	Long	9/26/22	23,359,170	(1,234,248)
Silver	1,687	Long	9/28/22	171,669,120	(17,918,691)
Soybean Meal	1,085	Long	12/14/22	44,126,950	961,375
Soybean Oil	2,126	Long	12/14/22	82,225,176	(13,334,803)
Soybeans	1,287	Long	11/14/22	93,822,300	(2,054,861)
Sugar No. 11	2,302	Long	9/30/22	47,697,440	(916,448)
Wheat	927	Long	9/14/22	40,973,400	(9,581,274)
White Sugar	831	Long	7/15/22	23,126,730	819,366
WTI Crude Oil	433	Long	8/22/22	44,642,300	(4,471,552)
LME Copper	(375)	Short	7/18/22	(77,475,000)	11,426,075
LME Copper	(396)	Short	8/15/22	(81,798,750)	14,689,125
LME Lead	(812)	Short	7/18/22	(38,844,051)	7,406,963
7
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Lead	(910)	Short	8/15/22	$ (43,532,125)	$ 6,870,500
LME Nickel	(463)	Short	7/18/22	(62,924,478)	21,411,264
LME Nickel	(598)	Short	8/15/22	(81,361,488)	25,013,232
LME Primary Aluminum	(2,268)	Short	7/18/22	(137,922,750)	28,144,179
LME Primary Aluminum	(2,698)	Short	8/15/22	(164,476,825)	22,958,315
LME Tin	(110)	Short	7/18/22	(14,678,951)	7,666,148
LME Tin	(141)	Short	8/15/22	(18,766,395)	6,425,370
LME Zinc	(842)	Short	7/18/22	(66,975,837)	15,932,219
LME Zinc	(1,069)	Short	8/15/22	(84,738,294)	18,573,356
					$ (295,120,285)
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
8
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2022
Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $2,470,947,169)	$ 2,456,069,939
Affiliated investment, at value (identified cost $89,495,336)	89,495,336
Interest receivable	1,707,572
Dividends receivable from affiliated investment	75,219
Receivable for investments sold	49,993,333
Receivable for Fund shares sold	7,418,335
Total assets	$2,604,759,734
Liabilities
Payable for Fund shares redeemed	$ 21,089,860
Payable for variation margin on open futures contracts	230,066,404
Payable to affiliate:
Investment adviser and administration fee	1,147,532
Distribution and service fees	41,167
Trustees' fees	18,345
Accrued expenses	446,267
Total liabilities	$ 252,809,575
Net Assets	$2,351,950,159
Sources of Net Assets
Paid-in capital	$ 2,337,430,673
Distributable earnings	14,519,486
Net Assets	$2,351,950,159
Class A Shares
Net Assets	$ 183,656,153
Shares Outstanding	25,703,567
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.15
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 7.39
Class I Shares
Net Assets	$ 2,168,294,006
Shares Outstanding	300,404,592
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.22
On sales of $100,000 or more, the offering price of Class A shares is reduced.
9
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2022
Consolidated Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income from affiliated investments	$ 171,179
Interest income	13,159,760
Total investment income	$ 13,330,939
Expenses
Investment adviser and administration fee	$ 5,885,120
Distribution and service fees:
Class A	196,684
Trustees’ fees and expenses	41,468
Custodian fee	257,253
Transfer and dividend disbursing agent fees	554,782
Legal and accounting services	63,055
Printing and postage	53,260
Registration fees	122,487
Miscellaneous	31,510
Total expenses	$ 7,205,619
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 24,973
Total expense reductions	$ 24,973
Net expenses	$ 7,180,646
Net investment income	$ 6,150,293
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (474,783)
Investment transactions - affiliated investments	(6,899)
Futures contracts	555,190,198
Net realized gain	$ 554,708,516
Change in unrealized appreciation (depreciation):
Investments	$ (14,764,152)
Futures contracts	(366,669,748)
Net change in unrealized appreciation (depreciation)	$(381,433,900)
Net realized and unrealized gain	$ 173,274,616
Net increase in net assets from operations	$ 179,424,909
10
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2022
Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ 6,150,293	$ (5,094,269)
Net realized gain	554,708,516	200,585,729
Net change in unrealized appreciation (depreciation)	(381,433,900)	31,766,580
Net increase in net assets from operations	$ 179,424,909	$ 227,258,040
Distributions to shareholders:
Class A	$ —	$ (11,440,100)
Class I	—	(171,461,858)
Total distributions to shareholders	$ —	$ (182,901,958)
Transactions in shares of beneficial interest:
Class A	$ 80,984,367	$ 61,719,331
Class I	639,043,084	908,410,619
Net increase in net assets from Fund share transactions	$ 720,027,451	$ 970,129,950
Net increase in net assets	$ 899,452,360	$1,014,486,032
Net Assets
At beginning of period	$ 1,452,497,799	$ 438,011,767
At end of period	$2,351,950,159	$1,452,497,799
11
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2022
Consolidated Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 6.260	$ 5.510	$ 5.270	$ 4.880	$ 5.420	$ 5.340
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.013	$ (0.047)	$ (0.002)	$ 0.077	$ 0.043	$ (0.000)(2)
Net realized and unrealized gain (loss)	0.877	1.657	0.408	0.372	(0.563)	0.350
Total income (loss) from operations	$ 0.890	$ 1.610	$ 0.406	$ 0.449	$ (0.520)	$ 0.350
Less Distributions
From net investment income	$ —	$ (0.860)	$ (0.161)	$ (0.059)	$ (0.020)	$ (0.270)
From net realized gain	—	—	(0.005)	—	—	—
Total distributions	$ —	$ (0.860)	$ (0.166)	$(0.059)	$ (0.020)	$ (0.270)
Net asset value — End of period	$ 7.150	$ 6.260	$ 5.510	$ 5.270	$ 4.880	$ 5.420
Total Return(3)(4)	14.22% (5)	29.60%	7.73%	9.18%	(9.60)%	6.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$183,656	$92,413	$27,473	$ 9,700	$19,709	$47,621
Ratios (as a percentage of average daily net assets):
Expenses (4)	0.88% (6)(7)	0.91%	0.93%	0.90%	0.90%	0.90%
Net investment income (loss)	0.35% (7)	(0.71)%	(0.03)%	1.51%	0.81%	(0.01)%
Portfolio Turnover	0%	0%	0%	0%	0%	0%
(1)	Computed using average shares outstanding.
(2)	Amount represents less than $(0.0005) per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.06%, 0.08% and 0.09% of average daily net assets for the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Annualized.
12
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2022
Consolidated Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 6.310	$ 5.550	$ 5.310	$ 4.930	$ 5.480	$ 5.390
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.022	$ (0.031)	$ 0.018	$ 0.088	$ 0.064	$ 0.013
Net realized and unrealized gain (loss)	0.888	1.664	0.394	0.374	(0.571)	0.359
Total income (loss) from operations	$ 0.910	$ 1.633	$ 0.412	$ 0.462	$ (0.507)	$ 0.372
Less Distributions
From net investment income	$ —	$ (0.873)	$ (0.167)	$ (0.082)	$ (0.043)	$ (0.282)
From net realized gain	—	—	(0.005)	—	—	—
Total distributions	$ —	$ (0.873)	$ (0.172)	$ (0.082)	$ (0.043)	$ (0.282)
Net asset value — End of period	$ 7.220	$ 6.310	$ 5.550	$ 5.310	$ 4.930	$ 5.480
Total Return(2)(3)	14.42% (4)	29.80%	7.79%	9.58%	(9.44)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,168,294	$1,360,085	$410,539	$332,240	$269,200	$205,973
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.63% (5)(6)	0.66%	0.68%	0.65%	0.65%	0.65%
Net investment income (loss)	0.58% (6)	(0.46)%	0.37%	1.70%	1.20%	0.24%
Portfolio Turnover	0%	0%	0%	0%	0%	0%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.06%, 0.08% and 0.09% of average daily net assets for the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
13
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2022
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A (renamed from Investor Class effective April 29, 2022) shares are generally sold subject to a sales charge imposed at time of purchase. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A shares for such accounts. Class I (renamed from Institutional Class effective April 29, 2022) shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2022 were $311,300,544 or 13.2% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
14

Parametric
Commodity Strategy Fund
June 30, 2022
Notes to Consolidated Financial Statements (Unaudited) — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day (except for futures contracts traded on the London Metal Exchange, which make payments at contract expiration), depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $1,373,830 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2021, $1,373,830 are short-term.
15

Parametric
Commodity Strategy Fund
June 30, 2022
Notes to Consolidated Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts and the Fund's investment in the Subsidiary, at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,159,637,052
Gross unrealized appreciation	$ 234,692,446
Gross unrealized depreciation	(18,852,201)
Net unrealized appreciation	$ 215,840,245
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The investment adviser and adminstration fee is computed at an annual rate as a percentage of the Fund’s consolidated average daily net assets as follows and is payable monthly:
Consolidated Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the six months ended June 30, 2022, the investment adviser and administration fee amounted to $5,885,120 or 0.53% of the Fund’s consolidated average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser and administration fee paid was reduced by $24,973 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $5,236 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,155 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $196,684 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
16

Parametric
Commodity Strategy Fund
June 30, 2022
Notes to Consolidated Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2022, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
There were no purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	20,251,800	$ 151,119,448	14,672,374	$ 95,370,603
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	1,870,035	11,425,911
Redemptions	(9,317,782)	(70,135,081)	(6,757,341)	(45,077,183)
Net increase	10,934,018	$ 80,984,367	9,785,068	$ 61,719,331
Class I
Sales	147,877,547	$ 1,116,499,476	167,248,330	$ 1,089,161,910
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	25,719,354	158,431,221
Redemptions	(62,920,443)	(477,456,392)	(51,477,726)	(339,182,512)
Net increase	84,957,104	$ 639,043,084	141,489,958	$ 908,410,619
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2022 is included in the Consolidated Portfolio of Investments. At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
17

Parametric
Commodity Strategy Fund
June 30, 2022
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2022 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$215,274,033 (1)	$(510,394,318) (1)
(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$555,190,198 (1)	$(366,669,748) (2)
(1)	Consolidated Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended June 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$2,889,017,000	$803,477,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
18

Parametric
Commodity Strategy Fund
June 30, 2022
Notes to Consolidated Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds
At June 30, 2022, the value of the Fund's investment in affiliated funds was $89,495,336, which represents 3.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserve Fund	$163,577,173	$1,911,882,613	$(2,075,452,887)	$ (6,899)	$ —	$ —	$ 40,553	—
Liquidity Fund	—	949,225,478	(859,730,142)	—	—	89,495,336	130,626	89,495,336
Total				$(6,899)	$ —	$89,495,336	$171,179
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$ 89,495,336	$ —	$ —	$ 89,495,336
U.S. Treasury Obligations	—	2,456,069,939	—	2,456,069,939
Total Investments	$ 89,495,336	$2,456,069,939	$ —	$ 2,545,565,275
Futures Contracts	$ 215,274,033	$ —	$ —	$ 215,274,033
Total	$ 304,769,369	$2,456,069,939	$ —	$ 2,760,839,308
Liability Description
Futures Contracts	$ (510,394,318)	$ —	$ —	$ (510,394,318)
Total	$ (510,394,318)	$ —	$ —	$ (510,394,318)
19

Parametric
Commodity Strategy Fund
June 30, 2022
Notes to Consolidated Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Commodities
The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Parametric
Commodity Strategy Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
•  A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
21

Parametric
Commodity Strategy Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Commodity Strategy Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
22

Parametric
Commodity Strategy Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s investment professionals in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
23

Parametric
Commodity Strategy Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

Parametric
Commodity Strategy Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Parametric
Commodity Strategy Fund
June 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
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7777    6.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 22, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 22, 2022